UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

TrimTabs ETF Trust

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
33rd fl

New York, NY 10105

(Address of principal executive offices) (Zip code)

Derin Cohen

1345 Avenue of the Americas

33rd fl
New York, NY 10105
(Name and address of agent for service)

1-212-217-2597

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

(a)

FCF US Quality ETF
TTAC (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about the FCF US Quality ETF for the period of August 1, 2023, to July 31, 2024. This report also describes certain planned changes to the Fund. You can find additional information about the Fund at https://www.fcf-funds.com/ttac/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FCF US Quality ETF	$64	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 16.29% (NAV) and 16.48% (Market) and its benchmark returned 21.07%.   On a benchmark relative basis, the best active contributors were Consumer Discretionary and Mid Growth stocks.   The main active detractors were Information Technology and Large Growth stocks. TTAC owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2024, the cash flow return for TTAC was 5.51% compared to 3.37% for R3000.

Top Contributors
↑	Alphabet, Inc. - Class A

Top Detractors
↓	Fortinet, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/27/2016)
FCF US Quality ETF NAV	16.29	13.57	14.42
FCF US Quality ETF Market	16.48	13.52	14.43
Russell 3000 Total Return	21.07	14.23	14.11
Visit https://www.fcf-funds.com/ttac/ for more recent performance information.
FCF US Quality ETF	PAGE 1	TSR_AR_89628W302

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$412,962,077
Number of Holdings	151
Net Advisory Fee	$1,891,079
Portfolio Turnover	70%
30-Day SEC Yield	0.88%
30-Day SEC Yield Unsubsidized	0.88%
Visit https://www.fcf-funds.com/ttac/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)

Top 10 Issuers	(% of net assets)
Apple, Inc.	6.2%
Mount Vernon Liquid Assets Portfolio, LLC	5.1%
AbbVie, Inc.	2.7%
Meta Platforms, Inc.	2.4%
Home Depot, Inc.	2.3%
Merck & Co., Inc.	2.0%
QUALCOMM, Inc.	2.0%
American Express Co.	1.7%
Adobe, Inc.	1.5%
International Business Machines Corp.	1.5%
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
This is a summary of certain planned changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at https://www.fcf-funds.com/ttac/ or upon request at 1-800-617-0004.
Changes to the Fund’s Investment Adviser
On August 7, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, announced a definitive agreement to acquire FCF Advisors LLC, the investment adviser for the Fund. The transaction is expected to close in the fourth quarter of 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fcf-funds.com/ttac/
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FCF Advisors LLC documents not be householded, please contact FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FCF Advisors LLC or your financial intermediary.
FCF US Quality ETF	PAGE 2	TSR_AR_89628W302

FCF International Quality ETF
TTAI (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about the FCF International Quality ETF for the period of August 1, 2023, to July 31, 2024. This report also describes certain planned changes to the Fund. You can find additional information about the Fund at https://www.fcf-funds.com/ttai/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FCF International Quality ETF	$62	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 9.00% (NAV) and 8.78% (Market) and its benchmark returned 9.75%.   On a benchmark relative basis, the main active contributors were Information Techology stocks, Large Growth stocks and exposure to Canada; and the main active detractors were Financials stocks, Large Blend stocks, and exposure to Austriasia.   TTAI owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2024, the weighted average return on assets was 12.80%, compared to benchmark’s 6.20%; and cash flow return for TTAI was 8.28% compared to the benchmark’s -5.44%.

Top Contributors
↑	Novo Nordisk A/S - Class B

Top Detractors
↓	Burbery Group PLC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/27/2017)
FCF International Quality ETF NAV	9.00	6.34	5.19
FCF International Quality ETF Market	8.78	6.47	5.21
MSCI AC WORLD INDEX ex USA Net (USD)	9.75	6.29	5.38
FCF International Quality ETF	PAGE 1	TSR_AR_89628W401

Visit https://www.fcf-funds.com/ttai/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$60,455,154
Number of Holdings	150
Net Advisory Fee	$348,796
Portfolio Turnover	55%
30-Day SEC Yield	2.18%
30-Day SEC Yield Unsubsidized	2.18%
Visit https://www.fcf-funds.com/ttai/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)

Top 10 Issuers	(% of net assets)
Novo Nordisk AS - Class B	5.0%
Roche Holding AG	2.9%
Mount Vernon Liquid Assets Portfolio, LLC	2.3%
BHP Group Ltd.	2.2%
RELX PLC	2.2%
Accenture PLC	2.1%
PDD Holdings, Inc.	2.1%
Novartis AG	2.1%
Constellation Software, Inc.	1.8%
Wolters Kluwer NV	1.6%
Geographic Breakdown (% of net assets)
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
This is a summary of certain planned changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at https://www.fcf-funds.com/ttai/ or upon request at 1-800-617-0004.
Changes to the Fund’s Investment Adviser
On August 7, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, announced a definitive agreement to acquire FCF Advisors LLC, the investment adviser for the Fund. The transaction is expected to close in the fourth quarter of 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fcf-funds.com/ttai/
The Fund is distributed by Quasar Distributors, LLC.
FCF International Quality ETF	PAGE 2	TSR_AR_89628W401

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FCF Advisors LLC documents not be householded, please contact FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FCF Advisors LLC or your financial intermediary.
FCF International Quality ETF	PAGE 3	TSR_AR_89628W401

Donoghue Forlines Tactical High Yield ETF
DFHY (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about the Donoghue Forlines Tactical High Yield ETF for the period of August 1, 2023, to July 31, 2024. This report also describes certain planned changes to the Fund. You can find additional information about the Fund at https://www.fcf-funds.com/dfhy/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Donoghue Forlines Tactical High Yield ETF	$72	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund was up 7.39% (NAV) and 7.46% (Market) and its benchmark was up 5.10%.   During the reporting period, bond markets began to recover from their steep drawdown in 2022.   DFHY is a fund of funds that tactically allocates exposure to high yield bond ETFs or intermediate term treasury bond ETFs on a daily buy-sell signal.   The Fund’s underlying index experienced seven risk mitigations signals for the 1-year period ended July 31, 2024.   While performance varied for each, the Fund underperformed high yield asset class during the totality of the signal periods.   However, the Fund benefited from being fully invested the majority of the period in the high yield market against the aggregate benchmark.

Top Contributors
↑	iShares Broad USD High Yield Corp. Bd ETF

Top Detractors
↓	VanEck Fallen Angel HiYld Bd ETF
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Donoghue Forlines Tactical High Yield ETF	PAGE 1	TSR_AR_89628W609

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/07/2020)
Donoghue Forlines Tactical High Yield ETF NAV	7.39	-0.61
Donoghue Forlines Tactical High Yield ETF Market	7.46	-0.58
Bloomberg US Aggregate Bond Index	5.10	-2.20
FCF Tactical High Yield Index	6.24	-1.26
Visit https://www.fcf-funds.com/dfhy/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$30,292,766
Number of Holdings	10
Net Advisory Fee	$215,499
Portfolio Turnover	662%
30-Day SEC Yield	5.98%
30-Day SEC Yield Unsubsidized	5.98%
Visit https://www.fcf-funds.com/dfhy/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)

Top 10 Issuers	(% of net assets)
SPDR Bloomberg High Yield Bond ETF	19.6%
iShares Broad USD High Yield Corporate Bond ETF	19.2%
Mount Vernon Liquid Assets Portfolio, LLC	18.9%
iShares iBoxx $ High Yield Corporate Bond ETF	16.3%
iShares 0-5 Year High Yield Corporate Bond ETF	9.2%
Xtrackers USD High Yield Corporate Bond ETF	9.1%
SPDR Portfolio High Yield Bond ETF	7.0%
SPDR Bloomberg Short-Term High Yield Bond ETF	6.8%
iShares Fallen Angels USD Bond ETF	6.5%
VanEck Fallen Angel High Yield Bond ETF	6.1%
Security Type Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
This is a summary of certain planned changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at https://www.fcf-funds.com/dfhy/ or upon request at 1-800-617-0004.
Changes to the Fund’s Investment Adviser
On August 7, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, announced a definitive agreement to acquire FCF Advisors LLC, the investment adviser for the Fund. The transaction is expected to close in the fourth quarter of 2024.
Donoghue Forlines Tactical High Yield ETF	PAGE 2	TSR_AR_89628W609

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fcf-funds.com/dfhy/
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FCF Advisors LLC documents not be householded, please contact FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FCF Advisors LLC or your financial intermediary.
Donoghue Forlines Tactical High Yield ETF	PAGE 3	TSR_AR_89628W609

Donoghue Forlines Innovation ETF
DFNV (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about the Donoghue Forlines Innovation ETF for the period of August 1, 2023, to July 31, 2024. This report also describes changes to the Fund that occurred during the reporting period and certain planned changes to the Fund. You can find additional information about the Fund at https://www.fcf-funds.com/dfnv/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Donoghue Forlines Innovation ETF	$75	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund was up 18.76% (NAV) and 18.95% (Market) and its style-specific benchmark was up 26.94%.   The primary factor for the Fund’s underperformance relative to its benchmark was the size factor, with a small number of stocks in market cap indices attributing the most to their performance.   DFNV owns a portfolio of high-quality innovative stocks selected by our proprietary free cash flow algorithm.   Growth and innovation stocks outperformed the market.   The largest contributors to performance were Information Technology and Communication Services stock.   The largest detractors were Consumer Discretionary and Utilities stocks.

Top Contributors
↑	Nvidia Corp.

Top Detractors
↓	Uber Technologies, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Russell 1000 Growth Index to the S&P 500 Index. The Fund will continue to compare its performance to (i) the Russell 1000 Growth Index, which reflects the market segments in which the Fund invests, and (ii) the FCF US Quality Innovation Index, which is the index the Fund seeks to track, before fees and expenses.
Donoghue Forlines Innovation ETF	PAGE 1	TSR_AR_89628W500

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/07/2020)
Donoghue Forlines Innovation ETF NAV	18.76	8.51
Donoghue Forlines Innovation ETF Market	18.95	8.53
S&P 500 TR	22.15	13.40
Russell 1000 Growth Total Return	26.94	13.21
FCF US Quality Innovation Index	19.07	10.09
Visit https://www.fcf-funds.com/dfnv/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$44,909,630
Number of Holdings	101
Net Advisory Fee	$287,410
Portfolio Turnover	86%
30-Day SEC Yield	0.19%
30-Day SEC Yield Unsubsidized	0.19%
Visit https://www.fcf-funds.com/dfnv/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	5.8%
Meta Platforms, Inc.	4.6%
Broadcom, Inc.	4.1%
AbbVie, Inc.	3.0%
Oracle Corp.	2.8%
Adobe, Inc.	2.8%
Merck & Co., Inc.	2.5%
ServiceNow, Inc.	2.3%
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes and planned changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at  https://www.fcf-funds.com/dfnv/ or upon request at 1-800-617-0004.
Changes to the Fund’s Principal Investment Strategies
On November 7, 2023, the FCF Risk Managed Quality Innovation Index, which is the Fund’s underlying index, and therefore the Fund, implemented a change to its rules-based methodology to remove the downside protection model. Accordingly, the Fund is 100% invested in a portfolio of high-quality innovative stocks moving forward.
Donoghue Forlines Innovation ETF	PAGE 2	TSR_AR_89628W500

Changes to the Fund’s Investment Adviser
On August 7, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, announced a definitive agreement to acquire FCF Advisors LLC, the investment adviser for the Fund. The transaction is expected to close in the fourth quarter of 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fcf-funds.com/dfnv/
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FCF Advisors LLC documents not be householded, please contact FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FCF Advisors LLC or your financial intermediary.
Donoghue Forlines Innovation ETF	PAGE 3	TSR_AR_89628W500

Donoghue Forlines Yield Enhanced Real Asset ETF
DFRA (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about the Donoghue Forlines Yield Enhanced Real Asset ETF for the period of August 1, 2023, to July 31, 2024. This report also describes certain planned changes to the Fund. You can find additional information about the Fund at https://www.fcf-funds.com/dfra/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Donoghue Forlines Yield Enhanced Real Asset ETF	$74	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund was up 15.86% (NAV) and 16.15% (Market) and its style-specific benchmark was up 6.58%.   The Fund’s outperformance of its style-specific benchmark can be attributed to stock selection and sector composition.   DFRA owns a portfolio of high-quality real asset stocks selected by our proprietary free cash flow algorithm.   Real Assets underperformed the broad market during the time period.   The largest contributors to performance were Consumer Staples and Industrials stocks.   The largest detractors were Healthcare and Consumer Discretionary stocks.

Top Contributors
↑	3M Co.

Top Detractors
↓	Woodside Energy Group Ltd. - ADR
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the S&P Real Assets Equity Index to the S&P 500 Index. The Fund will continue to compare its performance to (i) the S&P Real Assets Equity Index, which reflects the market segments in which the Fund invests, and (ii) the FCF Yield Enhanced Real Asset Index, which is the index the Fund seeks to track, before fees and expenses.
Donoghue Forlines Yield Enhanced Real Asset ETF	PAGE 1	TSR_AR_89628W708

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2021)
Donoghue Forlines Yield Enhanced Real Asset ETF NAV	15.86	15.37
Donoghue Forlines Yield Enhanced Real Asset ETF Market	16.15	15.35
S&P 500 TR	22.15	8.28
S&P Real Assets Equity Index (Net TR)	6.58	0.88
FCF Yield Enhanced Real Asset Index	15.44	14.90
Visit https://www.fcf-funds.com/dfra/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$44,675,478
Number of Holdings	75
Net Advisory Fee	$304,908
Portfolio Turnover	84%
30-Day SEC Yield	3.86%
30-Day SEC Yield Unsubsidized	3.86%
Visit https://www.fcf-funds.com/dfra/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	22.9%
Petroleo Brasileiro SA	3.5%
Exxon Mobil Corp.	2.8%
Shell PLC	2.6%
3M Co.	2.5%
BHP Group Ltd.	2.3%
Chevron Corp.	2.3%
TotalEnergies SE	2.1%
BP PLC	2.0%
Energy Transfer LP	1.9%
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
This is a summary of certain planned changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at https://www.fcf-funds.com/dfra/ or upon request at 1-800-617-0004.
Changes to the Fund’s Investment Adviser
On August 7, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, announced a definitive agreement to acquire FCF Advisors LLC, the investment adviser for the Fund. The transaction is expected to close in the fourth quarter of 2024.
Donoghue Forlines Yield Enhanced Real Asset ETF	PAGE 2	TSR_AR_89628W708

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fcf-funds.com/dfra/
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FCF Advisors LLC documents not be householded, please contact FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FCF Advisors LLC or your financial intermediary.
Donoghue Forlines Yield Enhanced Real Asset ETF	PAGE 3	TSR_AR_89628W708

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of the TrimTabs ETF Trust has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FCF US Quality ETF

	FYE 07/31/2024	FYE 07/31/2023
(a) Audit Fees	$12,500	$12,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

FCF International Quality ETF

	FYE 07/31/2024	FYE 07/31/2023
(a) Audit Fees	$14,500	$14,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

Donoghue Forlines Tactical High Yield ETF

	FYE 07/31/2024	FYE 07/31/2023
(a) Audit Fees	$12,500	$12,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

Donoghue Forlines Innovation ETF

	FYE 07/31/2024	FYE 07/31/2023
(a) Audit Fees	$12,500	$12,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

Donoghue Forlines Yield Enhanced Real Asset ETF

	FYE 07/31/2024	FYE 07/31/2023
(a) Audit Fees	$12,500	$12,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FCF US Quality ETF

	FYE 07/31/2024	FYE 07/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

FCF International Quality ETF

	FYE 07/31/2024	FYE 07/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Donoghue Forlines Tactical High Yield ETF

	FYE 07/31/2024	FYE 07/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Donoghue Forlines Innovation ETF

	FYE 07/31/2024	FYE 07/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Donoghue Forlines Yield Enhanced Real Asset ETF

	FYE 07/31/2024	FYE 07/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

FCF US Quality ETF

Non-Audit Related Fees	FYE 07/31/2024	FYE 07/31/2023
Registrant	—	—
Registrant’s Investment Adviser	—	—

FCF International Quality ETF

Non-Audit Related Fees	FYE 07/31/2024	FYE 07/31/2023
Registrant	—	—
Registrant’s Investment Adviser	—	—

Donoghue Forlines Tactical High Yield ETF

Non-Audit Related Fees	FYE 07/31/2024	FYE 07/31/2023
Registrant	—	—
Registrant’s Investment Adviser	—	—

Donoghue Forlines Innovation ETF

Non-Audit Related Fees	FYE 07/31/2024	FYE 07/31/2023
Registrant	—	—
Registrant’s Investment Adviser	—	—

Donoghue Forlines Yield Enhanced Real Asset ETF

Non-Audit Related Fees	FYE 07/31/2024	FYE 07/31/2023
Registrant	—	—
Registrant’s Investment Adviser	—	—

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David Kelly and Stephen Posner.

(b) Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

TRIMTABS ETF TRUST
FCF US Quality ETF (TTAC)
FCF International Quality ETF (TTAI)
Donoghue Forlines Tactical High Yield ETF (DFHY)
Donoghue Forlines Innovation ETF (DFNV)
Donoghue Forlines Yield Enhanced Real Asset ETF (DFRA)
Financial Statements
July 31, 2024

FCF US Quality ETF
Schedule of Investments
July 31, 2024

	Shares	Value
COMMON STOCKS - 99.4%
Communications - 7.7%
AppLovin Corp. - Class A(a)	44,185	$ 3,406,663
Booking Holdings, Inc.	1,086	4,034,501
Electronic Arts, Inc.	18,572	2,803,258
Expedia Group, Inc.(a)	16,044	2,048,337
Match Group, Inc.(a)	39,759	1,516,408
Meta Platforms, Inc. - Class A	20,906	9,926,796
Netflix, Inc.(a)	4,897	3,077,030
New York Times Co. - Class A	17,991	964,138
Pinterest, Inc. - Class A(a)	35,368	1,130,008
Trade Desk, Inc. - Class A(a)	34,287	3,081,716
		31,988,855
Consumer Discretionary - 12.5%
Abercrombie & Fitch Co. - Class A(a)	11,647	1,717,699
American Eagle Outfitters, Inc.(b)	36,621	807,493
Columbia Sportswear Co.(b)	26,588	2,172,240
Coupang, Inc.(a)(b)	51,552	1,069,704
Deckers Outdoor Corp.(a)	3,269	3,016,077
ePlus, Inc.(a)	16,719	1,536,810
Etsy, Inc.(a)	19,486	1,269,318
Fortune Brands Innovations, Inc.	14,844	1,199,544
Gap, Inc.	41,100	965,028
Griffon Corp.	14,964	1,078,306
Hasbro, Inc.	10,540	679,408
Hilton Worldwide Holdings, Inc.	17,386	3,732,253
Home Depot, Inc.	25,658	9,446,249
KB Home	29,722	2,558,470
Kontoor Brands, Inc.(b)	30,158	2,115,584
Las Vegas Sands Corp.	39,695	1,574,701
Lennar Corp. - Class A	10,404	1,840,780
Live Nation Entertainment, Inc.(a)(b)	10,062	967,864
Masco Corp.	34,062	2,651,727
NIKE, Inc. - Class B	35,731	2,674,823
Pool Corp.(b)	4,823	1,803,995
Ralph Lauren Corp.	4,536	796,476
Scotts Miracle-Gro Co.(b)	26,347	2,070,874
Tapestry, Inc.	30,871	1,237,618
Williams-Sonoma, Inc.(b)	16,264	2,515,715
		51,498,756
Consumer Staples - 7.2%
Altria Group, Inc.	78,662	3,855,225
Archer-Daniels-Midland Co.	23,812	1,476,582
BellRing Brands, Inc.(a)	37,785	1,937,615
Clorox Co.	10,932	1,442,259
Colgate-Palmolive Co.	59,613	5,913,013

The accompanying notes are an integral part of these financial statements.

1

FCF US Quality ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
Ingredion, Inc.	19,053	$ 2,369,622
Kimberly-Clark Corp.	29,109	3,931,170
Philip Morris International, Inc.	38,689	4,455,425
Procter & Gamble Co.	26,925	4,328,463
		29,709,374
Energy - 2.6%
ChampionX Corp.	60,528	2,073,689
Enphase Energy, Inc.(a)(b)	11,637	1,339,535
HF Sinclair Corp.	22,031	1,133,936
Marathon Petroleum Corp.	23,341	4,131,824
Weatherford International PLC(a)	17,763	2,093,547
		10,772,531
Financials - 9.2%
American Express Co.	28,495	7,210,375
American Financial Group, Inc.	9,783	1,281,182
Ameriprise Financial, Inc.	7,767	3,340,354
Artisan Partners Asset Management, Inc. - Class A(b)	46,565	2,056,310
Broadridge Financial Solutions, Inc.	12,447	2,663,658
Cincinnati Financial Corp.	17,262	2,254,762
Erie Indemnity Co. - Class A(b)	2,453	1,082,141
Euronet Worldwide, Inc.(a)	16,182	1,650,402
Fidelity National Information Services, Inc.	20,915	1,606,899
Jack Henry & Associates, Inc.	7,940	1,361,551
OneMain Holdings, Inc.	16,363	855,130
SEI Investments Co.	26,597	1,804,341
Synchrony Financial	62,969	3,198,196
T Rowe Price Group, Inc.	22,895	2,614,838
Visa, Inc. - Class A	15,833	4,206,353
Western Union Co.	62,749	746,086
		37,932,578
Health Care - 10.5%
AbbVie, Inc.	60,362	11,186,286
Agilent Technologies, Inc.	17,840	2,522,576
Bristol-Myers Squibb Co.	112,001	5,326,768
Chemed Corp.	1,474	840,416
Gilead Sciences, Inc.	69,112	5,256,659
Halozyme Therapeutics, Inc.(a)	47,571	2,628,773
Medpace Holdings, Inc.(a)	9,701	3,710,826
Merck & Co., Inc.	71,856	8,129,069
Mettler-Toledo International, Inc.(a)	1,464	2,226,788
Neurocrine Biosciences, Inc.(a)	10,955	1,550,899
		43,379,060

The accompanying notes are an integral part of these financial statements.

2

FCF US Quality ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - 12.3%
3M Co.	41,538	$ 5,298,172
Acuity Brands, Inc.	3,813	958,397
Argan, Inc.	28,838	2,276,183
Automatic Data Processing, Inc.	12,943	3,399,091
Cactus, Inc. - Class A(b)	40,803	2,575,485
Comfort Systems USA, Inc.	3,948	1,312,394
Core & Main, Inc. - Class A(a)	43,763	2,340,008
CSW Industrials, Inc.	3,838	1,245,124
Cummins, Inc.	6,496	1,895,533
Donaldson Co., Inc.	22,275	1,666,615
EMCOR Group, Inc.	4,674	1,754,806
Exponent, Inc.	18,463	1,958,555
Fastenal Co.	30,900	2,186,175
Ferguson PLC	12,325	2,744,161
Gibraltar Industries, Inc.(a)	9,463	702,817
H&R Block, Inc.	43,721	2,533,195
Keysight Technologies, Inc.(a)	4,062	566,933
Landstar System, Inc.	2,393	455,268
Lincoln Electric Holdings, Inc.	3,376	693,464
MSA Safety, Inc.	8,344	1,574,096
Mueller Industries, Inc.	35,003	2,483,113
Paychex, Inc.(b)	20,794	2,662,048
Robert Half International, Inc.	15,693	1,007,334
Rollins, Inc.	37,070	1,776,024
TopBuild Corp.(a)(b)	2,659	1,272,438
Trane Technologies PLC	7,156	2,392,108
Watsco, Inc.(b)	2,571	1,258,479
		50,988,016
Materials - 3.2%
Apogee Enterprises, Inc.	33,216	2,279,946
Carlisle Cos., Inc.	4,814	2,015,044
Olin Corp.	17,526	799,361
Owens Corning	6,224	1,160,029
RPM International, Inc.	20,543	2,495,153
Sylvamo Corp.	26,006	1,916,902
UFP Industries, Inc.	9,989	1,317,849
WD-40 Co.(b)	4,320	1,130,155
		13,114,439
Technology - 33.7%(c)
Accenture PLC - Class A	18,898	6,248,057
Adobe, Inc.(a)	11,505	6,346,733
Apple, Inc.	116,125	25,789,040
Applied Materials, Inc.	18,699	3,967,928
Atlassian Corp. - Class A(a)	11,376	2,008,660

The accompanying notes are an integral part of these financial statements.

3

FCF US Quality ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Autodesk, Inc.(a)	13,084	$ 3,238,552
Box, Inc. - Class A(a)(b)	71,232	2,003,044
Cadence Design Systems, Inc.(a)	9,315	2,493,253
CommVault Systems, Inc.(a)	22,779	3,481,770
Crowdstrike Holdings, Inc. - Class A(a)	11,507	2,669,164
Datadog, Inc. - Class A(a)	19,150	2,229,826
DocuSign, Inc.(a)	39,282	2,179,365
Dropbox, Inc. - Class A(a)	53,942	1,290,293
Fortinet, Inc.(a)	56,321	3,268,871
Gartner, Inc.(a)	7,383	3,700,286
Gen Digital, Inc.	49,558	1,288,012
International Business Machines Corp.	32,888	6,319,100
Intuit, Inc.	6,399	4,142,393
KLA Corp.	5,373	4,422,355
Lam Research Corp.	5,089	4,688,190
Manhattan Associates, Inc.(a)	8,638	2,205,972
Microchip Technology, Inc.	27,162	2,411,442
Motorola Solutions, Inc.	11,225	4,477,877
NetApp, Inc.	21,286	2,702,896
Nutanix, Inc. - Class A(a)	29,968	1,513,684
Palo Alto Networks, Inc.(a)	14,390	4,672,865
Pegasystems, Inc.	23,204	1,617,783
Pure Storage, Inc. - Class A(a)	44,726	2,680,429
QUALCOMM, Inc.	44,832	8,112,350
Qualys, Inc.(a)	5,794	864,117
RingCentral, Inc. - Class A(a)	34,173	1,197,764
ServiceNow, Inc.(a)	7,397	6,024,043
Skyworks Solutions, Inc.	16,113	1,830,759
Squarespace, Inc. - Class A(a)	38,977	1,722,394
Tenable Holdings, Inc.(a)	11,853	544,290
Teradata Corp.(a)	11,123	360,608
Workday, Inc. - Class A(a)	7,320	1,662,518
Zoom Video Communications, Inc. - Class A(a)	21,874	1,321,189
Zscaler, Inc.(a)	8,742	1,567,878
		139,265,750
Utilities - 0.5%
Vistra Corp.	24,989	1,979,629
TOTAL COMMON STOCKS (Cost $357,334,167)		410,628,988

The accompanying notes are an integral part of these financial statements.

4

FCF US Quality ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 5.1%
Investments Purchased with Proceeds from Securities Lending - 5.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%(d)	20,931,374	$20,931,374
TOTAL SHORT-TERM INVESTMENTS (Cost $20,931,374)		20,931,374
TOTAL INVESTMENTS - 104.5% (Cost $378,265,541)		$431,560,362
Money Market Deposit Account - 0.5%(e)		2,234,786
Liabilities in Excess of Other Assets - (5.0)%		(20,833,071)
TOTAL NET ASSETS - 100.0%		$412,962,077

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $20,722,366 which represented 5.0% of net assets.
(c)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.24%.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

5

FCF International Quality ETF
Schedule of Investments
July 31, 2024

	Shares	Value
COMMON STOCKS - 97.2%
Communications - 5.2%
Auto Trader Group PLC(a)	40,830	$ 428,099
Focus Media Information Technology Co. Ltd. - Class A	240,800	193,252
Hellenic Telecommunications Organization SA	6,266	102,874
Koninklijke KPN NV	103,762	408,310
Kuaishou Technology(a)(b)	20,700	116,047
Meituan - Class B(a)(b)	10,000	139,898
NetEase, Inc. - ADR	7,041	648,546
REA Group Ltd.	2,499	334,394
SOOP Co. Ltd.	1,159	87,130
Telstra Group Ltd.	129,337	333,245
Universal Music Group NV	15,670	372,926
		3,164,721
Consumer Discretionary - 19.6%
Amadeus IT Group SA	2,526	166,049
ANTA Sports Products Ltd.	27,577	247,432
Avolta AG	6,512	246,310
Berkeley Group Holdings PLC	3,021	197,289
Brunello Cucinelli SpA	1,540	143,917
Bunzl PLC	7,303	305,872
Burberry Group PLC	12,605	125,583
Chongqing Changan Automobile Co. Ltd. - Class A	69,500	140,307
Chow Tai Fook Jewellery Group Ltd.	265,083	240,897
Cie Financiere Richemont SA	1,978	301,968
Fast Retailing Co. Ltd.	1,271	353,374
Ferrari NV	1,082	446,877
Games Workshop Group PLC	1,317	174,385
Geberit AG	729	465,430
Gree Electric Appliances, Inc. of Zhuhai - Class A	168,200	931,412
H & M Hennes & Mauritz AB - Class B	35,400	549,551
Haidilao International Holding Ltd.(a)	88,602	144,025
Industria de Diseno Textil SA	15,280	741,841
InterContinental Hotels Group PLC	6,177	622,560
JD Sports Fashion PLC	156,025	263,960
Kia Corp.	5,598	455,810
La Francaise des Jeux SAEM(a)	7,756	301,342
Lululemon Athletica, Inc.(b)(c)	903	233,570
Moncler SpA	2,119	126,314
New Oriental Education & Technology Group, Inc. - ADR(b)	3,332	209,316
Next PLC	4,345	506,846
OPAP SA	15,380	268,151
Pandora AS	3,203	502,138
PDD Holdings, Inc. - ADR(b)	9,932	1,280,135
Subaru Corp.	13,191	262,975

The accompanying notes are an integral part of these financial statements.

6

FCF International Quality ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
Topsports International Holdings Ltd.(a)	152,604	$ 68,168
Vipshop Holdings Ltd. - ADR	15,299	208,678
Wesfarmers Ltd.	13,183	634,938
		11,867,420
Consumer Staples - 7.1%
B&M European Value Retail SA	41,639	250,568
Carlsberg AS - Class B	3,085	372,863
Chongqing Brewery Co. Ltd. - Class A	13,742	117,815
Clicks Group Ltd.	16,924	328,955
Colruyt Group N.V	2,795	134,063
Dollarama, Inc.	8,346	782,402
Imperial Brands PLC	17,213	474,426
Jeronimo Martins SGPS SA	12,596	220,157
Loblaw Cos. Ltd.	3,147	388,061
Nongfu Spring Co. Ltd. - Class H(a)	41,133	160,313
President Chain Store Corp.	22,949	193,744
Unilever PLC	14,079	864,418
		4,287,785
Energy - 3.6%
Canadian Natural Resources Ltd.	13,572	481,874
Cenovus Energy, Inc.	8,475	170,771
Gaztransport Et Technigaz SA	1,251	184,671
Imperial Oil Ltd.	6,260	448,467
MEG Energy Corp.(b)	8,130	168,471
Petroleo Brasileiro SA - ADR	29,634	422,877
Suncor Energy, Inc.	7,778	310,635
		2,187,766
Financials - 7.4%
Admiral Group PLC	12,985	459,720
BB Seguridade Participacoes SA - ADR	55,542	348,248
Brookfield Asset Management Ltd. - Class A	7,789	339,959
Capitec Bank Holdings Ltd.	1,854	288,700
Computershare Ltd.	17,916	323,952
Experian PLC	15,674	739,895
Hargreaves Lansdown PLC	24,529	348,441
Medibank Pvt Ltd.	135,785	353,410
Partners Group Holding AG	503	678,785
Singapore Exchange Ltd.	54,145	398,989
Wise PLC - Class A(b)	18,985	174,870
		4,454,969

The accompanying notes are an integral part of these financial statements.

7

FCF International Quality ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - 15.0%
Aier Eye Hospital Group Co. Ltd. - Class A	119,215	$ 182,607
Amplifon SpA	11,492	365,655
BioNTech SE - ADR(b)(c)	2,133	183,865
Demant AS(b)	5,447	208,546
Genmab AS(b)	778	220,580
GSK PLC	40,509	787,391
Ipsen SA	2,348	264,277
Lifco AB - Class B(b)	11,940	354,102
Novartis AG	11,099	1,246,527
Novo Nordisk AS - Class B	22,968	3,037,796
Recordati Industria Chimica e Farmaceutica SpA	3,144	171,321
Roche Holding AG	5,302	1,726,359
Sonova Holding AG	1,166	357,737
		9,106,763
Industrials - 14.4%
ABB Ltd.	5,490	305,101
Air Canada(b)	10,619	122,369
BAE Systems PLC	46,546	776,086
Bureau Veritas SA	10,416	326,909
China CSSC Holdings Ltd. - Class A	40,000	226,815
Ferguson PLC	2,381	530,130
Grupo Aeroportuario del Centro Norte SAB de CV	21,010	180,509
Hanwha Aerospace Co. Ltd.	2,428	507,909
Hyundai Glovis Co. Ltd.	1,794	158,323
Indutrade AB	8,764	257,293
Intertek Group PLC	6,639	431,004
Kuehne + Nagel International AG	1,851	574,648
NARI Technology Co. Ltd. - Class A	37,300	123,971
Recruit Holdings Co. Ltd.	10,078	582,459
RELX PLC	27,876	1,316,251
Schindler Holding AG	1,043	279,242
SGS SA(c)	4,731	517,971
Singapore Airlines Ltd.	70,919	369,795
Voltronic Power Technology Corp.	2,000	112,869
Wolters Kluwer NV	5,911	992,204
		8,691,858
Materials - 8.8%
Aluminum Corp. of China Ltd. - Class A	267,267	255,172
BHP Group Ltd.	47,778	1,321,638
Brenntag SE	3,951	281,445
EMS-Chemie Holding AG	269	224,792
Evraz PLC(b)(d)	49,526	0
Exxaro Resources Ltd.	15,965	170,822
Fortescue Ltd.	35,640	439,799
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	136,300	310,242

The accompanying notes are an integral part of these financial statements.

8

FCF International Quality ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
IMCD NV	1,379	$ 198,492
Kingspan Group PLC	4,318	403,761
Kumba Iron Ore Ltd.	10,308	224,860
Qinghai Salt Lake Industry Co. Ltd. - Class A(b)	141,300	303,831
Shaanxi Coal Industry Co. Ltd. - Class A	105,853	342,588
Shanxi Lu’an Environmental Energy Development Co. Ltd. - Class A	114,189	245,694
Southern Copper Corp.(c)	1,756	187,207
SSAB AB - Class B	17,561	88,878
Tenaris SA	18,865	298,900
		5,298,121
Technology - 14.8%
Accenture PLC - Class A	3,880	1,282,806
Accton Technology Corp.	15,893	245,140
Atlassian Corp. - Class A(b)	2,566	453,079
BE Semiconductor Industries NV	2,291	295,425
CGI, Inc.(b)	3,887	443,219
Check Point Software Technologies Ltd.(b)	4,145	760,400
Constellation Software, Inc.	352	1,110,646
eMemory Technology, Inc.	2,688	188,495
Infosys Ltd. - ADR(c)	35,152	777,914
Logitech International SA	6,828	615,940
MediaTek, Inc.	11,795	437,782
Monday.com Ltd.(b)(c)	431	99,048
Nemetschek SE	3,083	294,787
Nomura Research Institute Ltd.	6,429	200,417
Novatek Microelectronics Corp.	18,000	286,401
Renesas Electronics Corp.	12,180	209,606
Sage Group PLC	16,199	226,155
Shenzhen Transsion Holdings Co. Ltd. - Class A	25,200	281,951
Temenos AG	3,460	240,061
Trend Micro, Inc.	3,043	147,249
Xero Ltd.(b)	3,662	330,908
		8,927,429
Utilities - 1.3%
Centrica PLC	233,943	398,636
Verbund AG - Class A	4,930	394,827
		793,463
TOTAL COMMON STOCKS (Cost $53,864,946)		58,780,295
PREFERRED STOCKS - 0.4%
Materials - 0.4%
FUCHS SE	4,895	213,070
TOTAL PREFERRED STOCKS (Cost $219,561)		213,070

The accompanying notes are an integral part of these financial statements.

9

FCF International Quality ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
WARRANTS - 0.0%(e)
Technology - 0.0%(e)
Constellation Software, Inc.(b)(d)	438	$0
TOTAL WARRANTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 2.3%
Investments Purchased with Proceeds from Securities Lending - 2.3%
Mount Vernon Liquid Assets Portfolio, LLC , 5.45%(f)	1,375,911	1,375,911
TOTAL SHORT-TERM INVESTMENTS (Cost $1,375,911)		1,375,911
TOTAL INVESTMENTS - 99.9% (Cost $55,460,418)		$60,369,276
Money Market Deposit Account - 1.4%(g)		870,079
Liabilities in Excess of Other Assets - (1.3)%		(784,201)
TOTAL NET ASSETS - 100.0%		$60,455,154

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $1,357,892 or 2.2% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $1,336,493 which represented 2.2% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2024.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.24%.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

10

FCF International Quality ETF
Schedule of Investments
July 31, 2024(Continued)
Allocation of Portfolio Holdings by Country as of July 31, 2024
(% of Net Assets)

United Kingdom	$9,662,690	16.0%
Switzerland	7,780,871	12.9
China	5,598,080	9.3
Canada	5,000,445	8.3
Denmark	4,341,923	7.2
Australia	4,194,454	6.9
Ireland	3,706,597	6.1
Netherlands	2,267,357	3.7
Japan	1,756,080	2.9
Taiwan	1,464,431	2.4
Italy	1,254,084	2.1
Sweden	1,249,824	2.1
South Korea	1,209,172	2.0
France	1,077,199	1.8
South Africa	1,013,337	1.7
Germany	973,167	1.6
Spain	907,890	1.5
Israel	859,448	1.4
India	777,914	1.3
Brazil	771,125	1.3
Singapore	768,784	1.3
Austria	394,827	0.6
Greece	371,025	0.6
New Zealand	330,908	0.5
Luxembourg	298,900	0.5
Hong Kong	240,897	0.4
Portugal	220,157	0.4
United States	187,207	0.3
Mexico	180,509	0.3
Belgium	134,063	0.2
Investments Purchased with Proceeds from Securities Lending	1,375,911	2.3
Money Market Deposit Account	870,079	1.4
Liabilities in Excess of Other Assets	(784,201)	(1.3)
	$60,455,154	100.0%

The accompanying notes are an integral part of these financial statements.

11

Donoghue Forlines Tactical High Yield ETF
Schedule of Investments
July 31, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
iShares 0-5 Year High Yield Corporate Bond ETF	65,225	$ 2,787,064
iShares Broad USD High Yield Corporate Bond ETF	157,483	5,811,123
iShares Fallen Angels USD Bond ETF	73,749	1,975,736
iShares iBoxx $ High Yield Corporate Bond ETF	62,730	4,926,814
SPDR Bloomberg High Yield Bond ETF(a)	61,923	5,934,700
SPDR Bloomberg Short-Term High Yield Bond ETF	81,880	2,071,564
SPDR Portfolio High Yield Bond ETF	89,296	2,106,493
VanEck Fallen Angel High Yield Bond ETF	63,977	1,848,295
Xtrackers USD High Yield Corporate Bond ETF	76,688	2,768,437
TOTAL EXCHANGE-TRADED FUNDS (Cost $29,632,713)		30,230,226
SHORT-TERM INVESTMENTS - 18.9%
Investments Purchased with Proceeds from Securities Lending - 18.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%(b)	5,735,438	5,735,438
TOTAL SHORT-TERM INVESTMENTS (Cost $5,735,438)		5,735,438
TOTAL INVESTMENTS - 118.7% (Cost $35,368,151)		$35,965,664
Money Market Deposit Account - 0.3%(c)		76,713
Liabilities in Excess of Other Assets - (19.0)%		(5,749,611)
TOTAL NET ASSETS - 100.0%		$30,292,766

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $5,637,788 which represented 18.6% of net assets.
(b)	The rate shown represents the 7-day effective yield as of July 31, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.24%.

The accompanying notes are an integral part of these financial statements.

12

Donoghue Forlines Innovation ETF
Schedule of Investments
July 31, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Communications - 15.0%
AppLovin Corp. - Class A(a)	4,213	$ 324,822
DoorDash, Inc. - Class A(a)(b)	4,057	449,191
Electronic Arts, Inc.	3,179	479,838
Expedia Group, Inc.(a)	2,181	278,448
Maplebear, Inc.(a)	6,804	234,670
Match Group, Inc.(a)	6,469	246,728
Meta Platforms, Inc. - Class A	4,326	2,054,115
New York Times Co. - Class A	3,461	185,475
Pinterest, Inc. - Class A(a)	8,829	282,087
Playtika Holding Corp.	13,206	100,762
Roku, Inc.(a)	3,307	192,500
Spotify Technology SA(a)	1,772	609,462
Trade Desk, Inc. - Class A(a)	4,816	432,862
Uber Technologies, Inc.(a)	11,975	772,028
Yelp, Inc.(a)	2,401	87,468
		6,730,456
Consumer Discretionary - 7.1%
Amazon.com, Inc.(a)	13,993	2,616,411
Etsy, Inc.(a)	3,176	206,885
Hasbro, Inc.	3,220	207,561
Mattel, Inc.(a)(b)	8,921	172,086
		3,202,943
Consumer Staples - 1.4%
Clorox Co.	1,745	230,218
Kimberly-Clark Corp.	2,863	386,648
		616,866
Energy - 1.1%
Enphase Energy, Inc.(a)	2,130	245,184
Fluence Energy, Inc.(a)	4,372	71,613
Weatherford International PLC(a)	1,432	168,776
		485,573
Financials - 0.5%
Jack Henry & Associates, Inc.	1,251	214,522
Health Care - 12.6%
AbbVie, Inc.	7,357	1,363,399
Agilent Technologies, Inc.	2,841	401,718
Bristol-Myers Squibb Co.	16,178	769,426
Corcept Therapeutics, Inc.(a)(b)	3,579	138,400
Gilead Sciences, Inc.(b)	10,055	764,783
Halozyme Therapeutics, Inc.(a)(b)	3,563	196,891
Hologic, Inc.(a)	3,280	267,681
Jazz Pharmaceuticals PLC(a)	1,605	176,951

The accompanying notes are an integral part of these financial statements.

13

Donoghue Forlines Innovation ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Merck & Co., Inc.	10,106	$ 1,143,292
Neurocrine Biosciences, Inc.(a)	1,930	273,230
Solventum Corp.(a)	3,126	184,059
		5,679,830
Industrials - 3.6%
3M Co.	4,865	620,531
Alarm.com Holdings, Inc.(a)	1,787	126,073
Cimpress PLC(a)	905	82,599
Generac Holdings, Inc.(a)	1,192	185,571
Keysight Technologies, Inc.(a)	2,195	306,356
Vertiv Holdings Co. - Class A	3,949	310,786
		1,631,916
Technology - 58.4%(c)
Adobe, Inc.(a)	2,245	1,238,454
Altair Engineering, Inc. - Class A(a)(b)	1,721	152,068
Apple, Inc.	16,124	3,580,818
Applied Materials, Inc.	3,803	806,997
Atlassian Corp. - Class A(a)	2,391	422,179
Autodesk, Inc.(a)	2,340	579,197
BlackLine, Inc.(a)	2,199	104,496
Box, Inc. - Class A(a)(b)	5,177	145,577
Broadcom, Inc.	11,362	1,825,646
Cadence Design Systems, Inc.(a)	2,081	557,000
Ciena Corp.(a)	3,612	190,497
Cirrus Logic, Inc.(a)	1,449	189,065
CommVault Systems, Inc.(a)	1,399	213,837
Crane NXT Co.	1,779	111,864
Crowdstrike Holdings, Inc. - Class A(a)	1,990	461,600
Datadog, Inc. - Class A(a)(b)	3,918	456,212
Dolby Laboratories, Inc. - Class A	1,729	136,176
Doximity, Inc. - Class A(a)(b)	4,039	113,092
Dropbox, Inc. - Class A(a)	7,856	187,916
Duolingo, Inc.(a)	1,023	175,895
Dynatrace, Inc.(a)	5,284	232,073
F5, Inc.(a)	1,209	246,201
Fortinet, Inc.(a)	8,088	469,428
Gen Digital, Inc.	10,226	265,774
InterDigital, Inc.(b)	898	110,238
International Business Machines Corp.	4,742	911,128
Intuit, Inc.(b)	1,500	971,025
Lattice Semiconductor Corp.(a)(b)	2,584	136,952
Manhattan Associates, Inc.(a)	1,211	309,265
Microchip Technology, Inc.	4,910	435,910
Motorola Solutions, Inc.	1,465	584,418

The accompanying notes are an integral part of these financial statements.

14

Donoghue Forlines Innovation ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
NetApp, Inc.	2,804	$ 356,052
Nutanix, Inc. - Class A(a)	4,960	250,530
Oracle Corp.	9,053	1,262,441
Palantir Technologies, Inc. - Class A(a)	20,519	551,756
Palo Alto Networks, Inc.(a)	2,349	762,791
Paylocity Holding Corp.(a)(b)	1,272	190,889
Pegasystems, Inc.	2,870	200,096
Progress Software Corp.	1,538	89,819
PTC, Inc.(a)(b)	1,682	299,144
Pure Storage, Inc. - Class A(a)(b)	5,436	325,779
Qorvo, Inc.(a)(b)	2,121	254,096
QUALCOMM, Inc.	5,345	967,178
Qualys, Inc.(a)	1,191	177,626
Rapid7, Inc.(a)	2,218	87,256
RingCentral, Inc. - Class A(a)	2,928	102,626
ServiceNow, Inc.(a)	1,270	1,034,275
Skyworks Solutions, Inc.(b)	2,822	320,636
Smartsheet, Inc. - Class A(a)	4,418	211,887
Snowflake, Inc. - Class A(a)	3,428	446,943
Sonos, Inc.(a)	4,373	59,035
Tenable Holdings, Inc.(a)	3,798	174,404
Teradata Corp.(a)	3,442	111,590
Veeva Systems, Inc. - Class A(a)	2,030	389,618
Workday, Inc. - Class A(a)	2,066	469,230
Zeta Global Holdings Corp. - Class A(a)	6,753	144,649
Zoom Video Communications, Inc. - Class A(a)(b)	4,363	263,525
Zscaler, Inc.(a)	2,170	389,189
		26,214,058
TOTAL COMMON STOCKS (Cost $39,885,187)		44,776,164
SHORT-TERM INVESTMENTS - 8.2%
Investments Purchased with Proceeds from Securities Lending - 8.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%(d)	3,683,717	3,683,717
TOTAL SHORT-TERM INVESTMENTS (Cost $3,683,717)		3,683,717
TOTAL INVESTMENTS - 107.9% (Cost $43,568,904)		$48,459,881
Money Market Deposit Account - 0.3%(e)		137,768
Liabilities in Excess of Other Assets - (8.2)%		(3,688,019)
TOTAL NET ASSETS - 100.0%		$44,909,630

The accompanying notes are an integral part of these financial statements.

15

Donoghue Forlines Innovation ETF
Schedule of Investments
July 31, 2024(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $3,639,395 which represented 8.1% of net assets.
(c)	The “Certain Risks” section of the Notes to Financial Statements outlines risks associated with significant investments in a particular industry.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.24%.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

16

Donoghue Forlines Yield Enhanced Real Asset ETF
Schedule of Investments
July 31, 2024

	Shares	Value
COMMON STOCKS - 71.3%
Consumer Discretionary - 1.9%
Griffon Corp.	4,770	$ 343,726
Scotts Miracle-Gro Co.(a)	6,408	503,669
		847,395
Consumer Staples - 5.5%
Andersons, Inc.	5,877	320,473
Archer-Daniels-Midland Co.	10,830	671,568
Bunge Global SA	5,101	536,778
Cal-Maine Foods, Inc.(a)	5,739	410,740
Ingredion, Inc.	4,337	539,393
		2,478,952
Energy - 26.6%(b)
Antero Midstream Corp.(a)	35,031	503,045
BP PLC - ADR	25,232	892,960
Chevron Corp.(a)	6,390	1,025,403
Crescent Energy Co. - Class A(a)	18,076	221,069
Devon Energy Corp.	11,164	525,043
Diamondback Energy, Inc.	3,456	699,183
DT Midstream, Inc.(a)	6,758	509,283
Equinor ASA - ADR(a)	1,928	51,208
Exxon Mobil Corp.	10,591	1,255,987
Hess Midstream LP - Class A	11,225	420,713
Kinder Morgan, Inc.	37,963	802,158
Kinetik Holdings, Inc.	9,193	381,326
Marathon Oil Corp.	18,100	507,705
Murphy Oil Corp.	10,181	421,290
Petroleo Brasileiro SA - ADR	57,560	821,381
Shell PLC - ADR(a)	15,836	1,159,512
TotalEnergies SE - ADR(a)	13,814	936,313
Williams Cos., Inc.	17,904	768,798
		11,902,377
Industrials - 21.2%
3M Co.	8,791	1,121,292
A.O. Smith Corp.	5,509	468,485
Cummins, Inc.	2,588	755,178
Donaldson Co., Inc.	6,675	499,424
Fastenal Co.	10,639	752,709
Ferguson PLC	3,577	796,419
Honeywell International, Inc.	3,988	816,543
Illinois Tool Works, Inc.	3,173	784,619
Kennametal, Inc.	12,554	328,162
Lincoln Electric Holdings, Inc.(a)	2,363	485,384
MSC Industrial Direct Co., Inc. - Class A	5,171	459,960
Mueller Water Products, Inc. - Class A	19,132	395,650

The accompanying notes are an integral part of these financial statements.

17

Donoghue Forlines Yield Enhanced Real Asset ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Siemens AG - ADR	8,794	$ 803,772
Watsco, Inc.(a)	1,288	630,463
Worthington Enterprises, Inc.	7,049	351,816
		9,449,876
Materials - 16.1%
BHP Group Ltd. - ADR(a)	18,610	1,033,413
Dow, Inc.(a)	12,474	679,459
Kaiser Aluminum Corp.	2,605	204,988
LyondellBasell Industries NV - Class A	7,144	710,542
NewMarket Corp.(a)	840	471,131
Olin Corp.	8,757	399,407
PPG Industries, Inc.	4,523	574,331
Rio Tinto PLC - ADR	11,108	723,797
RPM International, Inc.(a)	5,281	641,430
Ryerson Holding Corp.	5,598	133,176
Southern Copper Corp.(a)	562	59,915
Sylvamo Corp.(a)	5,736	422,801
Vale SA - ADR	62,912	682,595
WD-40 Co.	1,712	447,876
		7,184,861
TOTAL COMMON STOCKS (Cost $29,703,571)		31,863,461
REAL ESTATE INVESTMENT TRUSTS - 17.6%
Real Estate - 17.6%
AvalonBay Communities, Inc.	3,037	622,342
CubeSmart(a)	12,819	609,928
EastGroup Properties, Inc.	2,511	469,532
Equity LifeStyle Properties, Inc.	8,556	587,626
Equity Residential	8,502	591,994
Gaming and Leisure Properties, Inc.	13,036	654,407
Innovative Industrial Properties, Inc.(a)	3,439	422,344
Lamar Advertising Co. - Class A	4,726	566,458
Mid-America Apartment Communities, Inc.(a)	4,153	580,465
National Health Investors, Inc.	5,608	419,815
Public Storage	2,816	833,311
Simon Property Group, Inc.	5,404	829,190
VICI Properties, Inc.	21,655	676,935
		7,864,347
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,296,411)		7,864,347

The accompanying notes are an integral part of these financial statements.

18

Donoghue Forlines Yield Enhanced Real Asset ETF
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
MASTER LIMITED PARTNERSHIPS - 9.0%
Energy - 9.0%
Cheniere Energy Partners LP	14,356	$755,987
Energy Transfer LP	51,950	845,226
EnLink Midstream LLC	38,213	522,372
MPLX LP	19,434	832,164
Plains All American Pipeline LP	33,009	600,434
Plains GP Holdings LP	23,793	454,446
		4,010,629
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,166,261)		4,010,629
PREFERRED STOCKS - 1.7%
Energy - 1.7%
Petroleo Brasileiro SA	55,617	731,920
TOTAL PREFERRED STOCKS (Cost $717,180)		731,920
SHORT-TERM INVESTMENTS - 22.9%
Investments Purchased with Proceeds from Securities Lending - 22.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.45%(c)	10,223,205	10,223,205
TOTAL SHORT-TERM INVESTMENTS (Cost $10,223,205)		10,223,205
TOTAL INVESTMENTS - 122.5% (Cost $51,106,628)		$54,693,562
Money Market Deposit Account - 0.2%(d)		107,626
Liabilities in Excess of Other Assets - (22.7)%		(10,125,710)
TOTAL NET ASSETS - 100.0%		$44,675,478

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $10,107,231 which represented 22.6% of net assets.
(b)	The “Certain Risks” section of the Notes to Financial Statements outlines risks associated with significant investments in a particular industry.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.24%.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

19

TrimTabs ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2024

	FCF US Quality ETF	FCF International Quality ETF	Donoghue Forlines Tactical High Yield ETF	Donoghue Forlines Innovation ETF	Donoghue Forlines Yield Enhanced Real Asset ETF
ASSETS
Investments in Securities, at Value* (Including securities on loan valued at $20,722,366, $1,336,493, $5,637,788, $3,639,395, and $10,107,231, respectively)	$431,560,362	$60,369,276	$ 35,965,664	$48,459,881	$54,693,562
Cash - Interest Bearing Deposit Account	2,234,786	870,079	76,713	137,768	107,626
Cash	—	3,557	—	—	3,322
Interest and Dividends Receivable	300,430	182,037	335	22,464	118,942
Securities Lending Income Receivable	2,058	270	3,024	450	1,122
Foreign Currency, at Value*	—	435,962	—	—	—
Total Assets	434,097,636	61,861,181	36,045,736	48,620,563	54,924,574
LIABILITIES
Payable for Securities Loaned	20,931,374	1,375,911	5,735,438	3,683,717	10,223,205
Management Fees Payable	204,185	30,116	17,532	27,216	25,891
Total Liabilities	21,135,559	1,406,027	5,752,970	3,710,933	10,249,096
NET ASSETS	$412,962,077	$60,455,154	$ 30,292,766	$44,909,630	$44,675,478
NET ASSETS CONSIST OF:
Paid-in Capital	$380,303,731	$66,651,378	$ 37,313,056	$51,292,735	$40,319,220
Total Distributable Earnings (Deficit)	32,658,346	(6,196,224)	(7,020,290)	(6,383,105)	4,356,258
Net Assets	$412,962,077	$60,455,154	$ 30,292,766	$44,909,630	$44,675,478
*Identified Cost:
Investments in Securities	$378,265,541	$55,460,418	$ 35,368,151	$43,568,904	$51,106,628
Foreign Currency	$—	$435,644	$—	$—	$—
Net Asset Value (unlimited shares authorized):
Net Assets	$412,962,077	$60,455,154	$ 30,292,766	$44,909,630	$44,675,478
Shares Outstanding (No Par Value)	6,625,000	2,025,000	1,425,000	1,425,000	1,425,000
Net Asset Value, Offering and Redemption Price per Share	$62.33	$29.85	$21.26	$31.52	$31.35

The accompanying notes are an integral part of these financial statements.

20

TrimTabs ETF Trust
Statements of Operations
Year Ended July 31, 2024

	FCF US Quality ETF	FCF International Quality ETF	Donoghue Forlines Tactical High Yield ETF	Donoghue Forlines Innovation ETF	Donoghue Forlines Yield Enhanced Real Asset ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax and issuance fees of $951, $265,553, $0, $180, and $55,922, respectively)	$4,378,187	$1,456,681	$1,837,302	$406,325	$ 1,770,212
Interest	99,515	29,501	4,870	7,295	10,038
Securities Lending Income	122,076	12,342	42,339	79,959	23,100
Total Investment Income	4,599,778	1,498,524	1,884,511	493,579	1,803,350
EXPENSES:
Management Fees	1,891,079	348,796	215,499	287,410	304,908
Total Expenses	1,891,079	348,796	215,499	287,410	304,908
Net Investment Income	2,708,699	1,149,728	1,669,012	206,169	1,498,442
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(14,011,462)	(2,574,204)	346,027	253,892	2,262,556
Redemptions In-Kind	46,583,144	3,914,300	105,440	5,318,796	2,907,475
Foreign Currencies	—	(77,741)	—	—	—
Total	32,571,682	1,262,355	451,467	5,572,688	5,170,031
Net Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	20,232,752	3,217,742	120,186	1,916,752	409,343
Foreign Currencies	—	(13,253)	—	—	—
Total	20,232,752	3,204,489	120,186	1,916,752	409,343
Net Realized and Unrealized Gain on Investments and Foreign Currencies	52,804,434	4,466,844	571,653	7,489,440	5,579,374
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,513,133	$5,616,572	$2,240,665	$ 7,695,609	$ 7,077,816

The accompanying notes are an integral part of these financial statements.

21

FCF US Quality ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2024	2023
OPERATIONS
Net Investment Income	$2,708,699	$1,901,520
Net Realized Gain on Investments	32,571,682	5,326,980
Change in Unrealized Appreciation of Investments	20,232,752	15,427,580
Net Increase in Net Assets Resulting from Operations	55,513,133	22,656,080
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(2,366,744)	(3,291,427)
Total Distributions to Shareholders	(2,366,744)	(3,291,427)
CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	362,965,550	82,601,595
Payments for Shares Redeemed	(207,007,107)	(75,046,645)
Net Increase in Net Assets Derived from Capital Share Transactions(a)	155,958,443	7,554,950
Net Increase in Net Assets	209,104,832	26,919,603
NET ASSETS
Beginning of Year	203,857,245	176,937,642
End of Year	$412,962,077	$203,857,245

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	6,400,000	1,700,000
Redemptions	(3,550,000)	(1,550,000)
Net Increase	2,850,000	150,000

The accompanying notes are an integral part of these financial statements.

22

FCF International Quality ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2024	2023
OPERATIONS
Net Investment Income	$1,149,728	$1,669,207
Net Realized Gain (Loss) on Investments and Foreign Currencies	1,262,355	(10,949,521)
Change in Unrealized Appreciation of Investments and Foreign Currencies	3,204,489	10,656,973
Net Increase in Net Assets Resulting from Operations	5,616,572	1,376,659
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(1,209,387)	(3,175,073)
Total Distributions to Shareholders	(1,209,387)	(3,175,073)
CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	24,400,795	25,992,288
Payments for Shares Redeemed	(22,178,468)	(24,525,520)
Transaction Fees (Note 1)	—	75
Net Increase in Net Assets Derived from Capital Share Transactions(a)	2,222,327	1,466,843
Net Increase (Decrease) in Net Assets	6,629,512	(331,571)
NET ASSETS
Beginning of Year	53,825,642	54,157,213
End of Year	$60,455,154	$53,825,642

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	850,000	975,000
Redemptions	(750,000)	(900,000)
Net Increase	100,000	75,000

The accompanying notes are an integral part of these financial statements.

23

Donoghue Forlines Tactical High Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2024	2023
OPERATIONS
Net Investment Income	$1,669,012	$1,609,013
Net Realized Gain (Loss) on Investments	451,467	(2,353,354)
Change in Unrealized Appreciation of Investments	120,186	(373,696)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,240,665	(1,118,037)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(1,681,987)	(1,465,990)
Total Distributions to Shareholders	(1,681,987)	(1,465,990)
CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,556,887	1,037,043
Payments for Shares Redeemed	(3,141,410)	(14,721,435)
Net Decrease in Net Assets Derived from Capital Share Transactions(a)	(1,584,523)	(13,684,392)
Net Decrease in Net Assets	(1,025,845)	(16,268,419)
NET ASSETS
Beginning of Year	31,318,611	47,587,030
End of Year	$30,292,766	$31,318,611

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	75,000	50,000
Redemptions	(150,000)	(700,000)
Net Decrease	(75,000)	(650,000)

The accompanying notes are an integral part of these financial statements.

24

Donoghue Forlines Innovation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2024	2023
OPERATIONS
Net Investment Income	$206,169	$397,054
Net Realized Gain (Loss) on Investments	5,572,688	(4,602,818)
Change in Unrealized Appreciation of Investments	1,916,752	7,131,833
Net Increase in Net Assets Resulting from Operations	7,695,609	2,926,069
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(285,155)	(550,240)
Total Distributions to Shareholders	(285,155)	(550,240)
CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	21,000,570	5,849,725
Payments for Shares Redeemed	(22,947,790)	(61,732,110)
Net Decrease in Net Assets Derived from Capital Share Transactions(a)	(1,947,220)	(55,882,385)
Net Increase (Decrease) in Net Assets	5,463,234	(53,506,556)
NET ASSETS
Beginning of Year	39,446,396	92,952,952
End of Year	$44,909,630	$39,446,396

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	750,000	250,000
Redemptions	(800,000)	(2,650,000)
Net Decrease	(50,000)	(2,400,000)

The accompanying notes are an integral part of these financial statements.

25

Donoghue Forlines Yield Enhanced Real Asset ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2024	2023
OPERATIONS
Net Investment Income	$1,498,442	$1,945,136
Net Realized Gain on Investments	5,170,031	99,398
Change in Unrealized Appreciation (Depreciation) of Investments	409,343	4,330,407
Net Increase in Net Assets Resulting from Operations	7,077,816	6,374,941
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(2,055,975)	(3,715,143)
Total Distributions to Shareholders	(2,055,975)	(3,715,143)
CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	19,543,143	27,581,670
Payments for Shares Redeemed	(21,737,118)	(23,251,110)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(a)	(2,193,975)	4,330,560
Net Increase in Net Assets	2,827,866	6,990,358
NET ASSETS
Beginning of Year	41,847,612	34,857,254
End of Year	$44,675,478	$41,847,612

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	700,000	1,050,000
Redemptions	(750,000)	(900,000)
Net Increase (Decrease)	(50,000)	150,000

The accompanying notes are an integral part of these financial statements.

26

FCF US Quality ETF
Financial Highlights
For a capital share outstanding throughout each year

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$54.00	$48.81	$55.12	$39.92	$37.59
Income from Investment Operations:
Net Investment Income(a)	0.49	0.53	0.60	0.28	0.25
Net Realized and Unrealized Gain (Loss) on Investments	8.26	5.61	(1.59)	15.11	2.36
Total from Investment Operations	8.75	6.14	(0.99)	15.39	2.61
Less Distributions:
From Net Investment Income	(0.42)	(0.52)	(0.47)	(0.19)	(0.28)
From Net Realized Gain on Investments	—	(0.43)	(4.85)	—	—
Total Distributions	(0.42)	(0.95)	(5.32)	(0.19)	(0.28)
Net Asset Value, End of Year	$62.33	$54.00	$48.81	$55.12	$39.92
Total Return	16.29%	12.87%	−2.92%(c)	38.64%	6.97%
Supplemental Data:
Net Assets at End of Year (000’s)	$412,962	$203,857	$176,938	$203,949	$108,791
Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59%	0.59%	0.59%	0.59%	0.59%
Net Investment Income to Average Net Assets	0.85%	1.09%	1.15%	0.61%	0.68%
Portfolio Turnover Rate(b)	70%	39%	51%	98%	83%

(a)	Calculated based on average shares outstanding during the year.
(b)	Excludes impact of in-kind transactions.
(c)	During the fiscal year ended July 31, 2022, the Advisor reimbursed the Fund for certain losses. Had the Fund not been reimbursed for these losses the total return would have remained at −2.92%.
The accompanying notes are an integral part of these financial statements.

27

FCF International Quality ETF
Financial Highlights
For a capital share outstanding throughout each year

	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$27.96	$29.27	$36.38	$26.16	$26.02
Income from Investment Operations:
Net Investment Income(a)	0.55	1.02	1.12	0.44	0.25
Net Realized and Unrealized Gain (Loss) on Investments	1.93	0.43(c)	(7.50)	9.98	0.40
Total from Investment Operations	2.48	1.45	(6.38)	10.42	0.65
Less Distributions:
From Net Investment Income	(0.59)	(2.76)	(0.31)	(0.20)	(0.51)
From Net Realized Gain on Investments	—	—	(0.42)	—	—
Total Distributions	(0.59)	(2.76)	(0.73)	(0.20)	(0.51)
Capital Share Transactions
Transaction Fees (Note 1)	—	0.00(d)	—	—	—
Net Asset Value, End of Year	$29.85	$27.96	$29.27	$36.38	$26.16
Total Return	9.00%	6.02%	−17.93%	39.96%	2.42%
Supplemental Data:
Net Assets at End of Year (000’s)	$60,455	$53,826	$54,157	$59,114	$11,116
Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59%	0.59%	0.59%	0.59%	0.59%
Net Investment Income to Average Net Assets	1.95%	3.79%	3.32%	1.32%	1.00%
Portfolio Turnover Rate(b)	55%	62%	42%	87%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	Excludes impact of in-kind transactions.
(c)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not corrrelate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the year ended July 31, 2023, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(d)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

28

Donoghue Forlines Tactical High Yield ETF
Financial Highlights
For a capital share outstanding throughout each period/year

	Year Ended July 31,
	2024	2023	2022	2021(a)
Net Asset Value, Beginning of Period/Year	$20.88	$22.13	$25.23	$25.00
Income from Investment Operations:
Net Investment Income(b)	1.11	0.93	0.61	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.38	(1.33)	(3.08)	0.15
Total from Investment Operations	1.49	(0.40)	(2.47)	0.72
Less Distributions:
From Net Investment Income	(1.11)	(0.85)	(0.63)	(0.49)
Total Distributions	(1.11)	(0.85)	(0.63)	(0.49)
Net Asset Value, End of Period/Year	$21.26	$20.88	$22.13	$25.23
Total Return	7.39%	−1.73%	−9.96%	2.92%(c)
Supplemental Data:
Net Assets at End of Period/Year (000’s)	$30,293	$31,319	$47,587	$88,952
Ratios to Average Net Assets(f):
Expenses to Average Net Assets	0.69%	0.69%	0.69%	0.69%(d)
Net Investment Income to Average Net Assets	5.34%	4.44%	2.52%	3.54%(d)
Portfolio Turnover Rate(e)	662%	792%	1029%	327%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Income and expense ratios presented do not reflect the income and expenses of underlying funds.
The accompanying notes are an integral part of these financial statements.

29

Donoghue Forlines Innovation ETF
Financial Highlights
For a capital share outstanding throughout each period/year

	Year Ended July 31,
	2024	2023	2022	2021(a)
Net Asset Value, Beginning of Period/Year	$26.74	$23.99	$29.61	$25.00
Income from Investment Operations:
Net Investment Income(b)	0.14	0.17	0.12	0.02
Net Realized and Unrealized Gain (Loss) on Investments	4.86	2.85	(4.34)	4.60
Total from Investment Operations	5.00	3.02	(4.22)	4.62
Less Distributions:
From Net Investment Income	(0.22)	(0.27)	(0.05)	(0.01)
From Net Realized Gain on Investments	—	—	(1.35)	—
Total Distributions	(0.22)	(0.27)	(1.40)	(0.01)
Net Asset Value, End of Period/Year	$31.52	$26.74	$23.99	$29.61
Total Return	18.76%	12.84%	−15.16%	18.48%(c)
Supplemental Data:
Net Assets at End of Period/Year (000’s)	$44,910	$39,446	$92,953	$87,362
Ratios to Average Net Assets:
Expenses to Average Net Assets	0.69%	0.69%	0.69%	0.69%(d)
Net Investment Income to Average Net Assets	0.50%	0.72%	0.45%	0.11%(d)
Portfolio Turnover Rate(e.)	86%	161%	82%	40%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

30

Donoghue Forlines Yield Enhanced Real Asset ETF
Financial Highlights
For a capital share outstanding throughout each period/year

	Year Ended July 31,
	2024	2023	2022(a)
Net Asset Value, Beginning of Period/Year	$28.37	$26.31	$25.00
Income from Investment Operations:
Net Investment Income(b)	0.98	1.21	0.63
Net Realized and Unrealized Gain on Investments	3.35	3.10	1.11(f)
Total from Investment Operations	4.33	4.31	1.74
Less Distributions:
From Net Investment Income	(1.35)	(1.50)	(0.43)
From Net Realized Gain on Investments	—	(0.75)	—
Total Distributions	(1.35)	(2.25)	(0.43)
Net Asset Value, End of Period/Year	$31.35	$28.37	$26.31
Total Return	15.86%	17.62%	6.88%(c)
Supplemental Data:
Net Assets at End of Period/Year (000’s)	$44,675	$41,848	$34,857
Ratios to Average Net Assets:
Expenses to Average Net Assets	0.69%	0.69%	0.69%(d)
Net Investment Income to Average Net Assets	3.39%	4.62%	3.79%(d)
Portfolio Turnover Rate(e)	84%	90%	48%(c)

(a)	Commencement of operations on December 13, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not corrrelate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the period ended July 31, 2022, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

31

TrimTabs ETF Trust
NOTES TO FINANCIAL STATEMENTS
July 31, 2024
1. ORGANIZATION
The FCF US Quality ETF (“TTAC”), FCF International Quality ETF (“TTAI”), Donoghue Forlines Tactical High Yield ETF (“DFHY”), Donoghue Forlines Innovation ETF (formerly known as the Donoghue Forlines Risk Managed Innovation ETF) (“DFNV”) and Donoghue Forlines Yield Enhanced Real Asset ETF (“DFRA”) (each, a “Fund” and collectively, the “Funds”) are each a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TTAC commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell Index”), with less volatility than the Russell Index. TTAI commenced operations on June 27, 2017 and that is the date the initial creation units were established. The Fund seeks to generate long-term total returns. DFHY commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF Tactical High Yield Index. DFHY is a “fund of funds”, meaning it will generally invest its assets in other registered investment companies. DFNV commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF US Quality Innovation Index, (formerly known as the FCF Risk Managed Quality Innovation Index). DFRA commenced operations on December 13, 2021 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF Yield Enhanced Real Asset Index.
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. TTAC charges $500 for the standard fixed creation fee, TTAI charges $2,000 for the standard fixed creation fee, and DFHY, DFNV and DFRA each charge $300 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. There were no variable fees charged by any Fund during the fiscal year. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

32

TrimTabs ETF Trust
NOTES TO FINANCIAL STATEMENTS
July 31, 2024(Continued)
The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.
Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended July 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended July 31, 2024, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the prior three fiscal years.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.
Guarantees and Indemnifications: The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on industry experience, the Funds expect that risk of loss to be remote.

33

TrimTabs ETF Trust
NOTES TO FINANCIAL STATEMENTS
July 31, 2024(Continued)
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended July 31, 2024, the following table shows the reclassifications made:

Fund	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
TTAC	$(44,035,118)	$44,035,118
TTAI	$(3,342,206)	$3,342,206
DFHY	$(81,954)	$81,954
DFNV	$(5,278,159)	$5,278,159
DFRA	$(2,853,900)	$2,853,900

During the fiscal year ended July 31, 2024, the Funds realized the following net capital gains or losses resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains or losses are not taxable or deductible to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

Fund	Gains (Losses) from In-Kind Redemptions
TTAC	$46,583,144
TTAI	$3,914,300
DFHY	$105,440
DFNV	$5,318,796
DFRA	$2,907,475

Underlying Investment in Other Investment Companies: The Funds participate in the securities lending program and receive cash collateral in return for securities lent. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and to maintain a stable net asset value of $1.00 per unit by investing in dollar-denominated securities with remaining maturities of 397 calendar days or less. As of July 31, 2024, the percentage of DFRA’s total net assets invested in the Mount Vernon Liquid Assets Portfolio, LLC was 22.9%. No other Fund had an investment in the Mount Vernon Liquid Assets Portfolio, LLC that exceeded 20% of total net assets as of July 31, 2024.
Subsequent Events: On August 7, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, announced a definitive agreement to acquire FCF Advisors LLC, the investment adviser for the Funds. The transaction is expected to close in the fourth quarter of 2024. See “Investment Advisory and Sub-Advisory Agreement Approval - The New Advisory and Sub-Advisory Agreements” for additional information.
3. SECURITIES VALUATION
Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

34

TrimTabs ETF Trust
NOTES TO FINANCIAL STATEMENTS
July 31, 2024(Continued)
Deposit accounts are valued at acquisition cost, which approximates fair value. Market quotations and indicative bids are obtained from outside pricing services. Additionally, the Funds’ Board of Trustees (the “Board”) has designated FCF Advisors LLC (the “Adviser”) to serve as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if a market quotation is not readily available or otherwise becomes unreliable, the Adviser will determine in good faith the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Adviser may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.
Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2024:
TTAC

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$410,628,988	$ —	$ —	$410,628,988
Investments Purchased with Proceeds from Securities Lending*	20,931,374	—	—	—	20,931,374
Total Investments	$20,931,374	$410,628,988	$—	$—	$ 431,560,362

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TrimTabs ETF Trust
NOTES TO FINANCIAL STATEMENTS
July 31, 2024(Continued)
TTAI

Description^	Non-Categorized	Level 1	Level 2	Level 3 **	Total
Common Stocks	$ —	$ 58,780,295	$ —	$ —	$ 58,780,295
Preferred Stocks	—	213,070	—	—	213,070
Warrants	—	—	—	—	—
Investments Purchased with Proceeds from Securities Lending*	1,375,911	—	—	—	1,375,911
Total Investments	$1,375,911	$58,993,365	$—	$—	$60,369,276

DFHY

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ —	$ 30,230,226	$ —	$ —	$ 30,230,226
Investments Purchased with Proceeds from Securities Lending*	5,735,438	—	—	—	5,735,438
Total Investments	$5,735,438	$30,230,226	$—	$—	$35,965,664

DFNV

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$ 44,776,164	$ —	$ —	$ 44,776,164
Investments Purchased with Proceeds from Securities Lending*	3,683,717	—	—	—	3,683,717
Total Investments	$3,683,717	$44,776,164	$—	$—	$48,459,881

DFRA

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$ 31,863,461	$ —	$ —	$ 31,863,461
Real Estate Investment Trusts	—	7,864,347	—	—	7,864,347
Master Limited Partnerships	—	4,010,629	—	—	4,010,629
Preferred Stocks	—	731,920	—	—	731,920
Investments Purchased with Proceeds from Securities Lending*	10,223,205	—	—	—	10,223,205
Total Investments	$10,223,205	$44,470,357	$—	$—	$54,693,562

^	See Schedule of Investments for sector breakouts.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments. See Note 8 for additional information regarding securities lending.

**	See notes under TTAI’s Level 3 reconciliation table for more information regarding Level 3 priced securities.

36

TrimTabs ETF Trust
NOTES TO FINANCIAL STATEMENTS
July 31, 2024(Continued)
TTAI
Level 3 Reconciliation Disclosure

	Common Stocks	Warrants	Total
Balance as of July 31, 2023	$51,413	$ —	$51,413
Corporate actions	—	—*	$—
Change in unrealized appreciation/(depreciation)	(51,413)**	—	(51,413)
Balance as of July 31, 2024	$—	$—	$—
Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at July 31, 2024	$(51,413)

The Level 3 investments as of July 31, 2024 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.
*
Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs. At July 31, 2024, the fair value of this security represented less than 0.05% of net assets.

**
Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to facilitate the liquidation of any security impacted by Russia-related sanctions. As a result, the fair value of the Russia-related sanctioned security held by the Fund has been reduced to zero.

Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022- 03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.
4. OTHER RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, TTAC and TTAI each pay the Adviser 0.59% and DFHY, DFNV and DFRA each pay the Adviser 0.69% at an annual rate based on each Fund’s average daily net assets. Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.
The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Donoghue Forlines LLC (“Donoghue” or “the Sub-Adviser”) acts as the Sub-Adviser to DFHY, DFNV, and DFRA. The Sub-Adviser has responsibility to make day-to-day investment decisions for DFHY, DFNV, and DFRA and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. For the services it provides to DFHY, DFNV, and DFRA, the Sub-Adviser is compensated by the Adviser from the management fees paid by DFHY, DFNV, and DFRA to the Adviser.
5. SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.

37

TrimTabs ETF Trust
NOTES TO FINANCIAL STATEMENTS
July 31, 2024(Continued)
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC (“Foreside”), doing business as ACA Group.
The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.
6. INVESTMENT TRANSACTIONS
For the year ended July 31, 2024, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
TTAC	$252,840,598	$224,633,578
TTAI	$32,583,434	$31,531,053
DFHY	$205,955,799	$205,971,232
DFNV	$35,668,560	$35,098,587
DFRA	$37,240,477	$37,105,959

For the year ended July 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales
TTAC	$328,072,306	$201,166,417
TTAI	$20,505,416	$19,646,095
DFHY	$1,551,357	$3,126,183
DFNV	$20,569,936	$23,213,872
DFRA	$19,306,328	$21,436,970

For the year ended July 31, 2024, there were no long-term purchases or sales of U.S. Government Securities for the Funds.
7. INCOME TAX INFORMATION
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of July 31, 2024 were as follows:

	TTAC	TTAI	DFHY	DFNV	DFRA
Tax cost of investments	$383,536,878	$56,335,602	$35,441,188	$43,657,467	$51,067,367
Gross tax unrealized appreciation	58,262,965	8,720,996	597,513	6,838,366	4,636,060
Gross tax unrealized depreciation	(10,239,481)	(4,687,322)	(73,037)	(2,035,952)	(1,009,865)
Net tax unrealized appreciation (depreciation)	48,023,484	4,033,674	524,476	4,802,414	3,626,195
Undistributed ordinary income	566,980	136,332	140,549	84,266	823,860
Undistributed long-term capital gains	—	—	—	—	—
Distributable earnings	566,980	136,332	140,549	84,266	823,860
Other accumulated gain (loss)	(15,932,118)	(10,366,230)	(7,685,315)	(11,269,785)	(93,797)
Total distributable earnings (accumulated deficit)	$32,658,346	$(6,196,224)	$(7,020,290)	$(6,383,105)	$4,356,258

38

TrimTabs ETF Trust
NOTES TO FINANCIAL STATEMENTS
July 31, 2024(Continued)
The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. The other accumulated losses presented in the table above for TTAI and DFRA differ from the capital loss carryforwards presented in the table below due to foreign currency unrealized gains in TTAI and accumulated outstanding passive activity losses from partnership interests in DFRA.
At July 31, 2024, the Funds had the following capital loss carryforwards:

Fund	Short-Term	Long-Term	Total	Expires
TTAC	$9,725,937	$6,206,181	$15,932,118	Indefinite
TTAI	$4,547,257	$5,819,286	$10,366,543	Indefinite
DFHY	$7,343,379	$341,936	$7,685,315	Indefinite
DFNV	$7,974,622	$3,295,163	$11,269,785	Indefinite
DFRA	$—	$—	$—	N/A

During the tax year ended July 31, 2024, the following Funds utilized capital loss carryforwards:

Fund	Amount
DFHY	$(26,742)
DFNV	$(296,296)
DFRA	$(1,655,249)

The tax character of distributions paid by the Funds during the fiscal year ended July 31, 2024 and the fiscal year ended July 31, 2023 were as follows:

	Ordinary Income		Capital Gains
Fund	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
TTAC	$2,366,744	$1,880,588	$ —	$1,410,839
TTAI	$1,209,387	$3,175,073	$—	$—
DFHY	$1,681,987	$1,465,990	$—	$—
DFNV	$285,155	$550,240	$—	$—
DFRA	$2,055,975	$3,660,884	$—	$54,259

8. SECURITIES LENDING
Following terms of a securities lending agreement with USB, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any U.S. loaned securities. Loans shall be marked to market daily. If the market value of the collateral at the close of trading on a business day is less than the margin percentage of the market value of the loaned securities at the close of trading that day, reasonable efforts will be made to seek an additional amount of collateral the following business day. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Funds.

39

TrimTabs ETF Trust
NOTES TO FINANCIAL STATEMENTS
July 31, 2024(Continued)
Each Fund receives cash as collateral in return for securities lent, if any, as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. As of July 31, 2024, the Funds held the following amounts in the Mount Vernon Liquid Assets Portfolio, LLC:

Fund	Amount Held at July 31, 2024
TTAC	$20,931,374
TTAI	$1,375,911
DFHY	$5,735,438
DFNV	$3,683,717
DFRA	$10,223,205

The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
9. CERTAIN RISKS
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to a direct investment in a foreign security. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede the Adviser’s ability to evaluate such companies or impact TTAI’s performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.
Equity Investing Risk. An investment in TTAC, TTAI, DFNV or DFRA involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

40

TrimTabs ETF Trust
NOTES TO FINANCIAL STATEMENTS
July 31, 2024(Continued)
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.
Geographic Region Risk. To the extent that the Funds invest a significant portion of their assets in a specific geographic region or a particular country, the Funds will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Funds’ assets are invested, the Funds may experience substantial illiquidity or reduction in the value of the Funds’ investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.
High Yield (Junk Bond) Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.
MLP Risk. An MLP is a publicly traded partnership primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
MLP Tax Risk. MLPs taxed as partnerships, subject to the application of certain partnership audit rules, generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by DFRA were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in DFRA and lower income.
Real Assets Industry Group Risk. The risks of investing in the Real Assets Industry Group include the risks of focusing investments in the real estate, infrastructure, commodities and natural resources related sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Accordingly, DFRA is more susceptible to adverse developments affecting one or more of these sectors than a fund that invests more broadly, and the Fund may perform poorly during a downturn affecting issuers in those sectors. Companies involved in activities related to the Real Assets Industry Group can be adversely affected by, among other things, government regulation or deregulation, global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.

41

TrimTabs ETF Trust
NOTES TO FINANCIAL STATEMENTS
July 31, 2024(Continued)
Real Estate Investment Trust (“REIT”) Risk. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. DFRA may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.
Sector Focus Risk. To the extent that the Fund’s investments are focused on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular sector could increase the Fund’s volatility over the short term.
Underlying ETFs Risk. In seeking to track its Underlying Index, each of DFHY and DFNV may invest a portion of its assets in Underlying ETFs. In those situations, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.
U.S. Treasury Securities Risk. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of U.S. Treasury securities or Underlying ETFs providing exposure to such securities to decline.

42

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of FCF US Quality ETF, FCF International Quality ETF, Donoghue Forlines Tactical High Yield ETF, Donoghue Forlines Innovation ETF, and Donoghue Forlines Yield Enhanced Real Asset ETF and Board of Trustees of TrimTabs ETF Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FCF US Quality ETF, FCF International Quality ETF, Donoghue Forlines Tactical High Yield ETF, Donoghue Forlines Innovation ETF, and Donoghue Forlines Yield Enhanced Real Asset ETF (the “Funds”), each a series of TrimTabs ETF Trust, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of their operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years or periods ended July 31, 2022, and prior, were audited by other auditors whose report dated September 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 27, 2024

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL - THE NEW ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)
March 12, 2024, Consideration of the Renewal of the Investment Advisory and Sub-Advisory Agreements
At a meeting held on March 12, 2024 (the “March 2024 Meeting”), the Board of Trustees (the “Board”) of TrimTabs ETF Trust (the “Trust”), including the Trustees of the Trust who were not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the renewal of: (i) the investment advisory agreement (the “Advisory Agreement”) between FCF Advisors LLC (“FCF”) and the Trust, on behalf of each of FCF International Quality ETF (“TTAI”), FCF US Quality ETF (“TTAC”), Donoghue Forlines Innovation ETF (“DFNV”), Donoghue Forlines Tactical High Yield ETF (“DFHY”), and Donoghue Forlines Yield Enhanced Real Asset ETF (“DFRA” and, collectively with TTAC, TTAI, DFNV and DFHY, the “Renewal Funds” and, each, a “Renewal Fund”); and (ii) the sub-advisory agreement (the “Sub-Advisory Agreement”) between FCF and Donoghue Forlines LLC (“Donoghue”) with respect to each of DFNV, DFHY and DFRA (each, a “Sub-Advised Fund,” and collectively, the “Sub-Advised Funds”).
In evaluating the Advisory Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials furnished by FCF and Donoghue. The Board considered the following factors, among others, in connection with its renewal of the Advisory Agreement and Sub-Advisory Agreement, as it pertained to each Renewal Fund: (1) the nature, extent, and quality of the services provided by FCF and Donoghue; (2) the investment performance of each Renewal Fund; (3) a comparison of fees and expenses of each Renewal Fund to its respective peer group (each, a “Peer Group”); (4) the profitability to FCF and Donoghue; (5) the extent to which economies of scale might be realized as each Renewal Fund grows; and (6) any ancillary benefits derived by FCF and Donoghue from their relationships with the Renewal Funds.  The Board also considered the materials that they had received at past meetings, including at routine quarterly meetings, relating to the nature, extent and quality of FCF’s and Donoghue’s services, including information concerning each Renewal Fund’s advisory fee, sub-advisory fee, total expense ratio and performance.
In addition, prior to approving the Advisory Agreement and Sub-Advisory Agreement, the Independent Trustees met in executive session with counsel to the Independent Trustees without representatives of FCF or Donoghue. The Independent Trustees reviewed with counsel to the Independent Trustees the legal standards applicable to their consideration of the Advisory Agreement and Sub-Advisory Agreement for each Renewal Fund. The Independent Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreement and the weight to be given to each such factor.
Nature, Extent and Quality of Services
With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of both FCF (who perform services for TTAC and TTAI) and Donoghue (who perform services for the Sub-Advised Funds), the compliance functions of FCF and Donoghue, and the financial conditions of FCF and Donoghue.  Further, the Board evaluated the integrity of FCF’s and Donoghue’s personnel, the stock selection models on which FCF relies in managing each of TTAC and TTAI, and the management of each Renewal Fund’s investments in accordance with its stated investment objective and policies. The Board also considered that the Sub-Advised Funds utilize index-based strategies pursuant to which FCF’s affiliate serves as index provider. The Board further considered the demonstrated ability of the portfolio management teams for each Renewal Fund to continue to manage each Renewal Fund’s investments in accordance with each Renewal Fund’s stated investment objective.
Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services supported renewal of the Advisory Agreement and Sub-Advisory Agreement.
Performance
With respect to the performance of each Renewal Fund, the Board considered each Renewal Fund’s since inception, one-year, three-year and five-year performance, as applicable. In this regard, among other things, the Board considered each Renewal Fund’s total return compared to the total return of its benchmark index and Peer Group. The Board observed that TTAC had outperformed its Peer Group median and average total returns as well as its benchmark for the since inception, one-year, three-year and five-year periods. The Board observed that TTAI had outperformed its Peer Group median and average total returns for the since inception, one-year and five-year periods but underperformed

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL - THE NEW ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)(Continued)
its Peer Group median and average total returns for the three-year period, and that TTAI also outperformed its benchmark for the since inception, one-year, three-year and five-year periods.
The Board observed that DFHY had outperformed its benchmark for the since inception, one-year and three-year periods but underperformed its Peer Group median and average total returns for the since inception, one-year and three-year periods. The Board observed that DFNV had outperformed its Peer Group median and average total returns for the since inception and three-year periods, but underperformed its Peer Group median and average total returns for the one-year period and its benchmark for all three periods. Finally, the Board observed that DFRA outperformed its Peer Group median and average total returns for the since inception and one-year periods.
Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that each Renewal Fund’s investment performance supported renewal of the Advisory Agreement and Sub-Advisory Agreement.
Comparative Fees and Expenses
The Board considered the fee structure of the Advisory Agreement with respect to each Renewal Fund and the Sub-Advisory Agreement with respect to the Sub-Advised Funds. The Board also reviewed information compiled by the Renewal Funds’ administrator comparing each Renewal Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of each Renewal Fund’s respective Peer Group. The Board noted that each Renewal Fund’s advisory fee and expense ratio were both higher than the median and average, but below the maximum, advisory fees and expense ratios of their corresponding Peer Groups. Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that each Fund’s fees and expenses supported renewal of the Advisory Agreement and Sub-Advisory Agreement.
Costs and Profitability
The Board also reviewed the compensation and benefits received by FCF and Donoghue from their relationships with the Renewal Funds. In this regard, the Board took into consideration that the advisory fee for each Renewal Fund was structured as a “unified fee,” pursuant to which FCF would pay all of the Funds’ expenses, except for the fee payment under the Advisory Agreement, payments under each Fund’s Rule 12b-1 plan (if any), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Renewal Fund may be a party and indemnification of the Trustees and officers with respect thereto), and considered the benefits that accrue to each Renewal Fund as a result of this fee structure. The Board noted that FCF is therefore contractually responsible for compensating the Trust’s other service providers and paying each Renewal Fund’s other expenses out of its own fees and resources. The Board also considered the extent to which Donoghue would bear a portion of these expenses for each Sub-Advised Fund pursuant to the Sub-Advisory Agreement. For DFRA, the Board considered the extent to which Donoghue would bear a majority of these expenses under the Sub-Advisory Agreement, pursuant to which FCF delegates to Donoghue the obligation to pay the foregoing expenses (except for certain expenses paid by FCF). The Board also noted that under the Sub-Advisory Agreement for DFNV and DFHY, Donoghue would likely supplement a portion of the costs of operating DFNV and DFHY for some period of time and considered the benefits that would accrue to each Sub-Advised Fund.
Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the profitability analysis supported renewal of the Advisory Agreement and Sub-Advisory Agreement.
Economies of Scale
The Board considered the information provided by FCF and Donoghue as to the extent to which economies of scale would be realized as a Renewal Fund grows and whether anticipated fee levels reflect economies of scale for the benefit of shareholders. The Board noted that, because the advisory fee schedule for each Renewal Fund does not currently include breakpoints, any reduction in fixed costs associated with the management of a Renewal Fund would be enjoyed by FCF and/or Donoghue; however, the Board also noted that the unified fee structure provides a level of certainty in expenses for each Renewal Fund. Based on their review, the current asset levels of the Renewal Funds, and other

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL - THE NEW ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)(Continued)
considerations, the Board concluded, in the exercise of its reasonable business judgment, that the possibility of realizing future economies of scale was not a material factor in connection with the renewal of the Advisory Agreement and Sub-Advisory Agreement at this time.
Ancillary Benefits
The Board then considered the extent to which FCF and Donoghue might derive ancillary (or fall-out) benefits as a result of their relationships with the Renewal Funds.  For example, the Board noted that FCF and Donoghue may engage in soft dollar transactions in the future, although neither currently plans to do so. The Board also noted that FCF and Donoghue may obtain a reputational benefit from the success of any Renewal Fund.  Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that ancillary benefits were not a material factor in connection with the renewal of the Advisory Agreement and Sub-Advisory Agreement.
Conclusion
Based on their review of the facts and circumstances related to the Advisory Agreement and Sub-Advisory Agreement, the Trustees concluded that each Renewal Fund and its shareholders could benefit from FCF’s and, with respect to the Sub-Advised Funds, Donoghue’s continued management.  Thus, the Board determined that the renewal of the Advisory Agreement with respect to each Renewal Fund and the Sub-Advisory Agreement with respect to each Sub-Advised Fund was appropriate and in the best interest of each Renewal Fund and its shareholders.  In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors.  Based on their review, including consideration of each of the factors referenced above, the Trustees determined, in the exercise of their reasonable business judgment, that the advisory and sub-advisory arrangements for each Renewal Fund, as outlined in the Advisory Agreement and Sub-Advisory Agreement, respectively, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.
After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreement on behalf of each Renewal Fund and the Sub-Advisory Agreement with respect to the Sub-Advised Funds.
July 17, 2024, Consideration of the Approval of a New Investment Advisory and New Sub-Advisory Agreements
FCF Advisors LLC (“FCF”) is the investment adviser to each of FCF International Quality ETF (“TTAI”), FCF US Quality ETF (“TTAC”), Donoghue Forlines Innovation ETF (“DFNV”), Donoghue Forlines Tactical High Yield ETF (“DFHY”), and Donoghue Forlines Yield Enhanced Real Asset ETF (“DFRA”) (each, a “Fund,” and collectively, the “Funds”), each a series of TrimTabs ETF Trust (the “Trust”). On August 6, 2024, FCF entered into a definitive agreement with Abacus Life, Inc. (“ABL”), pursuant to which ABL will acquire FCF (the “Transaction”). The closing of the Transaction may be deemed to constitute an “assignment” under the Investment Company Act of 1940, as amended (the “1940 Act”), of the current investment advisory agreement between the Trust, on behalf of the Funds, and FCF (the “Existing Advisory Agreement”), which would result in the automatic termination of the Existing Advisory Agreement. In addition, each of the current sub-advisory agreements between FCF and Donoghue Forlines LLC (“Donoghue”) (each, an “Existing Sub-Advisory Agreement,” and together, the “Existing Sub-Advisory Agreements”) with respect to DFNV, DFHY and DFRA (each, a “Sub-Advised Fund,” and collectively, the “Sub-Advised Funds”) includes a provision requiring its automatic termination upon termination of the Existing Advisory Agreement. Consequently, the termination of the Existing Advisory Agreement upon the closing of the Transaction will result in the termination of the Existing Sub-Advisory Agreements. To provide for a continuous investment program for the Funds after the close of the Transaction, at a meeting of the Board of Trustees of the Trust (the “Board”) held on July 17, 2024 (the “July 2024 Meeting”), the Board, including a majority of the Trustees who were not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), reviewed and unanimously approved: (i) a new investment advisory agreement between the Trust, on behalf of each Fund, and FCF (the “New Advisory Agreement”); and (ii) new sub-advisory agreements between FCF and Donoghue with respect to each Sub-Advised Fund (each, a “New Sub-Advisory Agreement,” and together, the “New Sub-Advisory Agreements”).
In connection with the Transaction, the Board, including the Independent Trustees, reviewed the materials furnished by FCF and ABL at the July 2024 Meeting. At the July 2024 Meeting, the Board considered that it had last approved the Existing Advisory Agreement for the Funds and the Existing Sub-Advisory Agreements for the

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL - THE NEW ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)(Continued)
Sub-Advised Funds at a meeting of the Board held on March 12, 2024 (the “March 2024 Meeting”). At the July 2024 Meeting, FCF represented that the Board could continue to rely on the materials FCF and Donoghue provided at the March 2024 Meeting. As such, the Board determined that its considerations for approving the Existing Advisory Agreement and Existing Sub-Advisory Agreements from the March 2024 Meeting remained relevant for approving the New Advisory Agreement and New Sub-Advisory Agreements.
Accordingly, at the July 2024 Meeting, the Board considered the following factors, among others, in connection with its approval of the New Advisory Agreement and New Sub-Advisory Agreements, as it pertained to each Fund: (1) the nature, extent, and quality of the services provided by FCF and Donoghue; (2) the investment performance of each Fund; (3) a comparison of fees and expenses of each Fund to its respective peer group (“Peer Group”); (4) the profitability to FCF and Donoghue; (5) the extent to which economies of scale might be realized as each Fund grows; and (6) any ancillary benefits derived by FCF and Donoghue from their relationships with the Funds. The Board also considered the materials that they had received at past meetings, including at the March 2024 Meeting, relating to the nature, extent and quality of FCF’s and Donoghue’s services, including information concerning each Fund’s advisory fee, sub-advisory fee, total expense ratio and performance.
With respect to the Transaction, the Board considered information about the structure and material terms and conditions of the Transaction, including whether there would be any material changes to FCF’s resources, operations, staffing or other functions related to operation or administration of the Funds. The Board also considered ABL’s business approach, regulatory and compliance record, and plans with respect to the Funds and the Trust immediately after the Transaction. Further, the Board considered commitments from FCF and ABL that: (i) the Funds would not bear any expenses in connection with obtaining shareholder approvals of the New Advisory Agreement and New Sub-Advisory Agreements; (ii) neither FCF nor ABL will take any steps that would impose any “unfair burden” (as that term is used in Section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction; (iii) no changes to FCF’s personnel are planned as a result of the Transaction; and (iv) no changes to the Funds’ investment objectives, investment strategies or policies are planned in connection with the Transaction.
Prior to approving the New Advisory Agreement and New Sub-Advisory Agreements, the Independent Trustees met in executive session with counsel to the Independent Trustees without representatives of FCF or Donoghue. The Independent Trustees reviewed with counsel to the Independent Trustees the legal standards applicable to their consideration of the New Advisory Agreement and New Sub-Advisory Agreement for each Fund and Sub-Advised Fund, respectively. The Independent Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the New Advisory Agreement and New Sub-Advisory Agreements and the weight to be given to each such factor.
Nature, Extent and Quality of Services
With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of both FCF (who perform services for TTAC and TTAI) and Donoghue (who perform services for the Sub-Advised Funds), the compliance functions of FCF and Donoghue, and the financial conditions of FCF and Donoghue. The Board noted that the same portfolio management teams currently providing services to the Funds would continue to provide services to the Funds under the New Advisory Agreement and New Sub-Advisory Agreements. Further, the Board evaluated the integrity of FCF’s and Donoghue’s personnel and the ability of such personnel to manage each Fund’s investments in accordance with each Fund’s stated investment objective and policies after the Transaction. The Board also considered that there were no proposed changes to the stock selection models on which FCF currently relies in managing each of TTAC and TTAI or to the Sub-Advised Funds’ index-based strategies pursuant to which FCF’s affiliate serves as index provider. The Board further considered whether FCF may benefit from the infrastructure and resources to be provided by ABL after the Transaction.
Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services to be provided after the Transaction supported approval of the New Advisory Agreement for each Fund and New Sub-Advisory Agreement for each Sub-Advised Fund.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL - THE NEW ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)(Continued)
Performance
The Board noted that it considered each Fund’s since inception, one-year, three-year and five-year performance, as applicable, at the March 2024 Meeting. The Board recalled that each Fund had periods of outperformance and that the investment objectives and principal investment strategies of the Funds would remain the same after the Transaction. The Board also considered that FCF’s and Donoghue’s ability to implement the Funds’ investment strategies is expected to be unchanged by the Transaction.
Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that FCF’s and Donoghue’s performance record in managing each of the Funds and Sub-Advised Funds, respectively, demonstrated that their continued management of the Funds following the Transaction will benefit the Funds and, therefore, supported approval of the New Advisory Agreement and New Sub-Advisory Agreements.
Comparative Fees and Expenses
The Board considered that there would be no changes to the advisory and sub-advisory fees under the New Advisory Agreement and the New Sub-Advisory Agreements, respectively. The Board also observed that at the March 2024 Meeting it considered information compiled by the Funds’ administrator comparing each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of each Fund’s respective Peer Group. The Board recalled that each Fund’s advisory fee and expense ratio were both higher than the median and average, but below the maximum, advisory fees and expense ratios of their corresponding Peer Groups. The Board also considered that ABL does not expect changes in fees of the Funds after the Transaction.
Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that each Fund’s fees and expenses, which would not change after the Transaction, supported approval of the New Advisory Agreement and New Sub-Advisory Agreements.
Economies of Scale
The Board noted that it considered information provided by FCF and Donoghue pertaining to economies of scale at the March 2024 Meeting. The Board also considered whether economies of scale would be realized with FCF being part of a larger organization, which could increase FCF’s profitability. Notwithstanding the potential for FCF to realize increased profitability after the Transaction, the Board noted that each Fund’s advisory fee would continue to benefit from the unified fee structure, which provides a level of certainty in expenses for each Fund.
Based on their review, the current asset levels of the Funds, and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the possibility of realizing some additional economies of scale after the Transaction was not a material factor in connection with the approval of the New Advisory Agreement and New Sub-Advisory Agreements at this time.
Cost and Profitability
The Board also reviewed the compensation and benefits received by FCF and Donoghue from their relationships with the Funds. In this regard, the Board took into consideration that the advisory fee for each Fund was, and will continue to be after the Transaction, structured as a “unified fee,” pursuant to which FCF pays all of the Funds’ expenses, except for the fee payment under the New Advisory Agreement, payments under each Fund’s Rule 12b-1 plan (if any), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and considered the benefits that accrue to each Fund as a result of this fee structure. The Board noted that FCF is therefore contractually responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fees and resources. The Board also considered the extent to which Donoghue bears a portion of these expenses for each Sub-Advised Fund pursuant to the applicable Existing Sub-Advisory Agreement and would continue to do so immediately after the Transaction pursuant to the New Sub-Advisory Agreements. For DFRA, the Board considered the extent to which Donoghue bears a majority of these expenses under the Existing Sub-Advisory Agreement and will continue to do so under the New Sub-Advisory Agreement, pursuant to which FCF delegates to Donoghue the obligation to pay the foregoing expenses (except for certain expenses paid by FCF). The Board also noted that under the

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL - THE NEW ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)(Continued)
Existing Sub-Advisory Agreement for DFNV and DFHY, Donoghue supplements a portion of the costs of operating DFNV and DFHY and noted that Donoghue would continue to supplement such costs under the New Sub-Advisory Agreement.
Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the profitability analysis supported approval of the New Advisory Agreement and New Sub-Advisory Agreements.
Ancillary Benefits
The Board then considered the extent to which FCF and Donoghue might derive ancillary (or fall-out) benefits as a result of their relationships with the Funds. For example, the Board noted that FCF and Donoghue may engage in soft dollar transactions in the future, although neither currently plans to do so. The Board also noted that FCF and Donoghue may obtain a reputational benefit from the success of any Fund.
Based on their review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that ancillary benefits were not a material factor in connection with the approval of the New Advisory Agreement and New Sub-Advisory Agreements.
Conclusion
Based on their review of the facts and circumstances related to the New Advisory Agreement and New Sub-Advisory Agreements, the Trustees concluded that each Fund and its shareholders could benefit from FCF’s and, with respect to the Sub-Advised Funds, Donoghue’s management under the New Advisory Agreement and New Sub-Advisory Agreements. Thus, the Board determined that the approval of the New Advisory Agreement with respect to each Fund and the New Sub-Advisory Agreement with respect to each Sub-Advised Fund was appropriate and in the best interest of each Fund and its shareholders. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors. Based on their review, including consideration of each of the factors referenced above, the Trustees determined, in the exercise of their reasonable business judgment, that the advisory and sub-advisory arrangements for each Fund, as outlined in the New Advisory Agreement and New Sub-Advisory Agreements, respectively, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.
After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreement on behalf of each Fund and the New Sub-Advisory Agreements with respect to the Sub-Advised Funds.

49

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1)Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TrimTabs ETF Trust

By (Signature and Title)*	/s/ Jacob Pluchenik
Jacob Pluchenik, President (Principal Executive Officer)

Date	10/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jacob Pluchenik
Jacob Pluchenik, President (Principal Executive Officer)

Date	10/7/2024

By (Signature and Title)*	/s/ Vince (Qijun) Chen
Vince (Qijun) Chen, Treasurer (Principal Financial Officer)

Date	10/7/2024

* Print the name and title of each signing officer under his or her signature.